UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.7%
Argentina — 0.0%
Ternium ADR	27,562	$774

Australia — 2.2%
AGL Energy	151,457	2,962
Aristocrat Leisure	764,014	13,221
Australia & New Zealand Banking Group	17,873	394
Australian Stock Exchange	31,909	1,312
Bendigo & Adelaide Bank	80,796	687
BHP Billiton	60,996	1,089
BlueScope Steel	207,840	2,106
Brambles	268,377	2,003
Challenger	94,687	969
CIMIC Group	16,152	481
Coca-Cola Amatil	26,820	190
Cochlear	51,010	6,082
Computershare	59,650	647
CSL	159,700	16,908
CSR	178,014	578
Dexus ‡	155,424	1,130
Downer EDI	147,742	726
Fortescue Metals Group	805,397	3,225
Insurance Australia Group	1,815,473	9,442
LendLease Group	16,287	208
Macquarie Group	12,881	874
Orica	30,338	481
Origin Energy *	101,523	534
OZ Minerals	280,742	1,596
Qantas Airways	2,343,806	10,284
Rio Tinto	28,166	1,367
South32	2,736,771	5,626
St. Barbara *	251,471	561
Treasury Wine Estates	106,696	1,077

		86,760

Austria — 0.7%
ANDRITZ	208,058	12,515
Immobilien Anlagen	32,000	780
Lenzing	19,478	3,486
OMV	170,296	8,825
Raiffeisen International Bank Holding *(A)	19,258	485
UNIQA Insurance Group (A)	51,197	476
voestalpine	18,117	843
Wienerberger (A)	12,680	288

		27,698

Belgium — 1.0%
Ageas (A)	414,728	16,679
AGFA-Gevaert *	70,231	341
Bekaert	12,467	634
Groupe Bruxelles Lambert	127,550	12,262
KBC Group	27,849	2,109
Solvay (A)	5,451	731

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telenet Group Holding *	9,700	$610
UCB	43,921	3,017
Umicore (A)	15,059	1,046

		37,429

Brazil — 0.4%
Embraer	2,148,200	9,810
Raia Drogasil *	238,200	5,068

		14,878

Canada — 3.2%
Alimentation Couche-Tard, Cl B	205,725	9,847
Bank of Montreal	55,900	4,099
Cameco (A)	641,748	5,840
Canadian Imperial Bank of Commerce	124,025	10,065
Canadian Natural Resources	322,116	9,290
Canadian Pacific Railway	96,525	15,508
Centerra Gold *	57,100	311
Cogeco Communications	10,970	669
Encana	1,919,849	16,867
Entertainment One	106,941	306
Gildan Activewear (A)	363,528	11,155
High Liner Foods	9,000	121
Lucara Diamond	63,300	134
Manulife Financial	634,100	11,869
Peyto Exploration & Development (A)	176,100	3,189
Rogers Sugar	19,900	97
Royal Bank of Canada	141,893	10,288
Suncor Energy	219,808	6,413
Toronto-Dominion Bank	171,546	8,632

		124,700

China — 1.6%
Alibaba Group Holding ADR *(A)	96,900	13,653
Baidu ADR *	127,300	22,769
Ctrip.com International ADR *	148,413	7,993
STMicroelectronics	520,327	7,460
Tencent Holdings	269,200	9,628

		61,503

Denmark — 2.6%
AP Moeller - Maersk, Cl A	522	995
AP Moeller - Maersk, Cl B	363	729
Bavarian Nordic *	29,222	1,719
Chr Hansen Holding	120,221	8,732
Coloplast, Cl B	119,218	9,949
Danske Bank	85,498	3,284
Dfds	14,922	794
DSV	4,851	298
Genmab *	1,125	240
H Lundbeck	162,467	9,107
ISS	529,023	20,751
Nets *(B)	732,434	14,550
Novozymes, Cl B	184,593	8,068

SEI Institutional International Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scandinavian Tobacco Group (B)	783,114	$12,734
Schouw	5,421	581
Vestas Wind Systems	95,334	8,789

		101,320

Finland — 0.7%
Cargotec, Cl B	31,119	1,972
Fortum	8,396	132
Lemminkainen	1,680	49
Metso	11,622	402
Neste	178,680	7,029
Orion, Cl B	100,058	6,379
Stora Enso, Cl R	453,893	5,855
UPM-Kymmene	233,171	6,638

		28,456

France — 7.6%
Air France-KLM *	493,305	7,024
Air Liquide (A)	48,302	5,961
Arkema (A)	99,852	10,640
Atos	55,766	7,817
BNP Paribas	137,217	9,869
Boiron	1,900	187
Bouygues	7,581	319
Carrefour	692,722	17,500
Christian Dior	6,273	1,791
Cie de St.-Gobain	13,822	737
Cie Generale des Etablissements-Michelin, Cl B	3,343	444
CNP Assurances	106,230	2,381
Credit Agricole	40,731	654
Dassault Systemes	5,040	451
Derichebourg	39,423	333
Edenred (A)	734	19
Elior Group (A)(B)	185,190	5,373
Engie (A)	1,323,153	19,943
Essilor International	64,582	8,206
Eurofins Scientific (A)	25,966	14,605
Eutelsat Communications	6,207	158
Hermes International	19,369	9,558
Ipsen	53,397	7,299
IPSOS (A)	18,645	699
Kering	7,874	2,678
Les Nouveaux Constructeurs	1,370	72
L’Oreal (A)	1,133	236
LVMH Moet Hennessy Louis Vuitton	44,187	11,002
Natixis	131,149	879
Nexans	31,302	1,710
Nexity	18,692	1,085
Pernod Ricard	57,615	7,705
Peugeot	488,541	9,732
Publicis Groupe (A)	145,762	10,858
Rallye	10,751	221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Remy Cointreau (A)	1,908	$222
Rexel (A)	54,756	895
Safran (A)	3,912	358
Sanofi	189,521	18,105
Schneider Electric *	415,740	31,898
SEB	975	175
Societe Generale	275,171	14,785
Sodexo (A)	58,768	7,588
SPIE	261,185	7,835
Thales	122,867	13,206
Total (A)	148,479	7,330
UBISOFT Entertainment *	6,237	353
Valeo (A)	192,338	12,941
Vetoquinol	569	33
Vinci	5,509	470
Wendel	3,496	517

		294,857

Germany — 6.0%
Adidas	72,484	13,868
Allianz	56,855	11,179
AURELIUS Equity Opportunities & KGaA (A)	163,600	8,776
BASF	255,807	23,659
Beiersdorf	116,993	12,281
Brenntag	91,547	5,292
Continental	31,340	6,754
Covestro (B)	21,740	1,567
CTS Eventim & KGaA	87,795	3,877
Deutsche Boerse	135,080	14,239
Deutsche Lufthansa	386,013	8,772
Deutsche Post	36,876	1,380
Evonik Industries	42,585	1,359
Fraport Frankfurt Airport Services Worldwide	2,405	212
GEA Group	78,440	3,206
Gerresheimer	17,701	1,422
Hannover Rueck	36,703	4,393
HeidelbergCement	20,296	1,960
Heidelberger Druckmaschinen *(A)	275,287	837
Hella KGaA Hueck	207,746	10,211
Henkel	2,049	247
Hochtief	52,812	9,662
Indus Holding	60,562	4,289
Infineon Technologies	150,578	3,175
Kloeckner	76,510	805
Koenig & Bauer	17,940	1,212
LANXESS	17,533	1,326
Linde	49,072	9,280
Merck	38,817	4,682
OSRAM Licht	13,245	1,054
Puma	740	284
SAP	251,583	26,241
SAP ADR (A)	121,800	12,749

2	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Siemens	117,995	$16,197
Suedzucker	26,401	549
TUI	247,354	3,590

		230,586

Hong Kong — 2.5%
AIA Group	1,907,400	13,939
ASM Pacific Technology	39,000	527
BOC Hong Kong Holdings	572,000	2,737
Chaoda Modern Agriculture *	2,440,000	43
China Merchants Holdings International	1,977,338	5,484
China Mobile	2,238,240	23,755
CLP Holdings	81,000	857
CNOOC	13,537,000	14,826
Galaxy Entertainment Group *	1,513,000	9,187
Hang Lung Group	155,000	641
Hang Seng Bank	7,700	161
Henderson Land Development	1,076,832	6,007
Jardine Strategic Holdings	17,900	746
Melco Resorts & Entertainment ADR	70,687	1,587
MTR *	162,000	912
New World Development	912,000	1,158
NWS Holdings	105,000	207
PCCW	1,317,000	749
Samsonite International	1,654,200	6,908
Sands China	140,800	645
Techtronic Industries	1,142,100	5,252
Wharf Holdings	130,000	1,077
Wheelock	159,000	1,200

		98,605

India — 0.2%
HDFC Bank ADR	99,237	8,631

Indonesia — 0.0%
Telekomunikasi Indonesia Persero	1,858,000	629

Ireland — 0.9%
Allied Irish Banks (A)	3,199,733	18,065
CRH	91,071	3,217
Experian	714,249	14,613

		35,895

Israel — 1.3%
Bank Hapoalim	631,539	4,260
Bank Leumi Le-Israel	2,234,640	10,869
Bezeq Israeli Telecommunication	3,353,760	5,569
Check Point Software Technologies *	115,700	12,621
Elbit Systems	3,323	409
Frutarom Industries	75,698	5,289
Israel Discount Bank, Cl A *	324,589	856
Mizrahi Tefahot Bank	101,887	1,853
Shufersal	86,120	452

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teva Pharmaceutical Industries ADR	252,452	$8,386

		50,564

Italy — 3.2%
Autogrill	77,690	940
Azimut Holding	273,670	5,478
Banca Mediolanum	244,779	2,028
Buzzi Unicem	635,766	15,800
CNH Industrial	92,075	1,041
Enel	985,553	5,276
EXOR	98,885	5,345
Ferrari	20,122	1,725
Fiat Chrysler Automobiles *	1,444,954	15,212
Hera	156,915	479
Luxottica Group	114,558	6,618
Prysmian	33,313	978
Recordati	219,536	8,894
Saras	692,920	1,611
Societa Iniziative Autostradali e Servizi	42,033	463
Tenaris (A)	971,797	15,129
UniCredit *	1,890,002	35,245

		122,262

Japan — 17.1%
77 Bank	190,000	935
Adastria	52,200	1,454
Aeon Mall	14,800	291
Air Water	24,500	450
Alps Electric	25,600	738
Amada Holdings	66,600	769
ANA Holdings	472,000	1,640
Arcland Sakamoto	33,400	449
Asahi Glass	227,600	9,581
Asahi Kasei *	217,000	2,332
Bandai Namco Holdings	24,900	849
Benesse	86,400	3,260
Bridgestone	135,000	5,815
Brother Industries	38,800	895
Canon Marketing Japan *	122,200	2,780
Central Japan Railway	15,600	2,542
Dai Nippon Printing	973,000	10,807
Daikin Industries	125,000	12,760
Daikyo	1,001,000	2,040
Daito Trust Construction	62,200	9,685
Daiwa House Industry	181,600	6,203
East Japan Railway	228,500	21,852
Fanuc *	6,900	1,330
Fuji Film Holdings	262,900	9,453
Fujitsu	1,569,000	11,559
Fujitsu General	170,000	3,940
Furukawa Electric	116,400	5,180
Gree *	96,300	841
Haseko	248,700	3,019

SEI Institutional International Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hitachi *	2,871,000	$17,615
Hitachi Chemical	17,100	510
Hitachi Construction Machinery *	17,700	442
Hitachi High-Technologies	9,800	380
Hitachi Metals	30,500	424
Hoya *	68,200	3,541
Idemitsu Kosan	14,400	409
IHI	214,000	728
Itochu	36,400	541
Japan Airlines	690,400	21,346
Japan Display *(A)	183,700	347
Japan Tobacco	307,400	10,798
JGC	22,200	360
JXTG Holdings	88,400	386
Kaneka	22,000	168
Kansai Electric Power	70,600	972
Kansai Paint	384,600	8,848
Kao	96,800	5,748
KDDI	894,600	23,687
Keikyu	76,000	915
Keyence	65,300	28,675
Kirin Brewery	42,200	860
Koito Manufacturing *	217,510	11,189
Komatsu	764,000	19,409
Konami Holdings	120,400	6,687
Kose	41,000	4,477
Kuraray	55,200	1,001
Kyocera *	11,400	660
Lion	67,200	1,391
Mabuchi Motor	257,200	12,796
Makita	33,600	1,243
McDonald’s Holdings Japan	5,200	200
Mebuki Financial Group	155,600	579
Minebea	14,000	225
Mitsubishi	7,600	159
Mitsubishi Chemical Holdings *	527,400	4,366
Mitsubishi Electric *	168,400	2,421
Mitsubishi Gas Chemical	211,200	4,464
Mitsubishi Tanabe Pharma	33,300	769
Mitsubishi UFJ Lease & Finance	103,100	563
Mitsui Chemicals	122,000	646
Mitsui OSK Lines	204,000	599
Mixi *	73,100	4,066
Mochida Pharmaceutical	6,000	433
Morinaga Milk Industry	145,000	1,105
MS&AD Insurance Group Holdings	532,000	17,869
Musashi	1,700	25
Nabtesco	137,500	3,996
Nexon *	19,300	381
NH Foods	42,000	1,277
Nidec	21,000	2,151
Nikon *	503,200	8,043

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Electric Glass	13,000	$473
Nippon Express	53,000	332
Nippon Light Metal Holdings	214,000	509
Nippon Paint Holdings	26,200	991
Nippon Soda	151,000	833
Nippon Telegraph & Telephone	99,600	4,707
Nippon Telegraph & Telephone ADR	439,238	20,697
Nissan Chemical Industries *	300	10
Nitori Holdings	3,400	455
NOK	7,100	150
Nomura Real Estate Master Fund ‡	354	484
North Pacific Bank	232,900	815
NS Solutions	297,200	7,062
NSK	61,100	763
Oenon Holdings	44,000	110
Okasan Securities Group *	117,000	751
Omron *	223,900	9,714
Panasonic *	629,800	8,542
Persol Holdings (A)	822,222	15,411
Pigeon	511,164	18,516
Plenus	26,400	558
Prima Meat Packers	127,000	746
Recruit Holdings	196,200	3,372
Resona Holdings	26,500	146
Rohm	164,900	12,665
Saizeriya	46,400	1,350
Santen Pharmaceutical	446,200	6,052
Sawada Holdings *	7,300	64
SBI Holdings *	77,300	1,047
Seiko Epson	33,200	738
Sekisui Chemical	79,800	1,428
Sekisui House	1,018,800	17,949
Seven & I Holdings	244,700	10,079
Sharp *(A)	161,000	598
Shimamura	2,200	269
Shin-Etsu Chemical *	16,300	1,478
Shionogi	150,000	8,356
Showa Denko KK	9,900	230
SMC	27,900	8,480
Sompo Holdings	16,100	622
Sony *	44,400	1,694
Stanley Electric	24,700	745
Start Today	17,600	433
Sugi Holdings	111,600	5,979
Sumitomo	151,800	1,975
Sumitomo Chemical	31,000	178
Sumitomo Heavy Industries	88,000	580
Sumitomo Mitsui Financial Group	234,700	9,147
Sumitomo Mitsui Trust Holdings	380,822	13,622
Sumitomo Rubber Industries	33,800	570
Suzuken	28,000	930
Suzuki Motor	47,700	2,263

4	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sysmex	102,200	$6,103
T&D Holdings	83,700	1,273
Takashimaya	43,000	409
THK *	19,000	538
TIS	53,400	1,483
Tochigi Bank	65,000	275
Tokyo Electric Power Holdings *	684,300	2,820
Tokyo Electron	30,700	4,142
Toppan Printing	25,000	274
Topre	188,800	5,108
Tosoh	237,000	2,428
Toyota Motor *	107,600	5,643
Toyota Motor ADR (A)	148,433	15,588
Toyota Tsusho	68,000	2,037
Trend Micro *	196,700	10,136
Ube Industries	2,153,000	5,538
Ulvac	36,500	1,754
Uzabase *	11,400	235
Voyage Group	14,100	288
Wacoal Holdings	837,704	11,325
Warabeya Nichiyo	13,300	367
Yamaha Motor	45,900	1,184
Yaskawa Electric	49,600	1,051
Yokogawa Electric	44,700	717
Yokohama Rubber	17,000	341

		661,064

Malaysia — 0.1%
Malaysian Pacific Industries	63,100	198
Tenaga Nasional	522,600	1,722

		1,920

Malta — 0.0%
BGP Holdings *	198,683	–

Mexico — 0.4%
Alfa, Cl A	4,914,400	6,991
Cemex ADR *	53,459	504
Wal-Mart de Mexico	2,761,800	6,421

		13,916

Netherlands — 5.6%
ABN AMRO Group GDR (B)	50,461	1,336
AerCap Holdings *	182,900	8,492
Akzo Nobel (A)	231,544	20,094
Altice *(A)	32,934	759
ArcelorMittal *	407,836	9,238
ASML Holding (A)	115,558	15,038
ASR Nederland	54,909	1,849
Heineken	70,902	6,884
Heineken Holding (A)	33,809	3,095
ING Groep	1,592,770	27,431
James Hardie Industries	11,142	175
Koninklijke Ahold Delhaize (A)	228,816	4,369

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Koninklijke DSM (A)	269,767	$19,581
Koninklijke Philips	20,425	724
PostNL	164,298	766
Randstad Holding	62,870	3,666
Refresco Group (B)	348,609	7,105
RELX (AEX)	44,876	921
Royal Dutch Shell, Cl A	552,700	14,647
Royal Dutch Shell, Cl B	984,336	26,371
Royal Dutch Shell ADR, Cl B (A)	278,352	15,151
Unilever	272,136	14,998
Wolters Kluwer	330,901	13,989

		216,679

New Zealand — 0.1%
Air New Zealand	861,373	2,056
Fisher & Paykel Healthcare	56,167	471

		2,527

Norway — 1.0%
Aker Solutions *	1,623,185	7,307
DNB	37,577	637
Gjensidige Forsikring	8,179	139
Marine Harvest	520,798	8,885
Norsk Hydro	1,221,183	6,747
Solon Eiendom	1	–
Statoil (A)	218,728	3,614
Telenor	710,780	11,752

		39,081

Poland — 0.0%
Emperia Holding *	3,171	73

Portugal — 0.1%
Galp Energia, Cl B	62,452	944
Jeronimo Martins	66,516	1,297

		2,241

Russia — 0.2%
Yandex, Cl A *	230,338	6,044

Singapore — 0.9%
CapitaLand	69,200	176
City Developments	1,890,800	14,735
DBS Group Holdings	609,900	9,187
Hong Leong Finance	56,400	108
Oversea-Chinese Banking	1,250,700	9,801
SATS	124,500	462
Singapore Airlines	133,700	983
Sunningdale Tech	120,900	153
United Overseas Bank	36,200	608
Wilmar International	11,500	28

		36,241

South Africa — 0.1%
Investec	416,323	3,092

SEI Institutional International Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
South Korea — 2.8%
Amorepacific	48,761	$12,956
Cosmax (A)	37,716	3,791
KT ADR (A)	490,614	8,164
LG Display ADR (A)	309,560	4,974
Samsung Electronics	19,312	40,121
SK Hynix	11,477	676
SK Innovation	4,098	568
SK Telecom	88,559	20,589
SK Telecom ADR	675,621	17,343

		109,182

Spain — 1.8%
ACS Actividades de Construccion y Servicios	295,899	11,416
Aena (B)	13,208	2,574
Almirall	61,743	1,004
Amadeus IT Holding, Cl A	31,887	1,904
Banco Bilbao Vizcaya Argentaria	428,469	3,550
Bankinter	131,920	1,213
CaixaBank	2,418,883	11,532
Distribuidora Internacional de Alimentacion (A)	209,707	1,304
Endesa	435,714	10,024
Iberdrola	429,904	3,399
Industria de Diseno Textil	126,549	4,851
International Consolidated Airlines Group	97,940	776
Mapfre (A)	2,983,405	10,406
Mediaset Espana Comunicacion	49,721	618
Repsol	143,382	2,191
Unicaja Banco *	3,512,400	4,687

		71,449

Sweden — 2.2%
Alfa Laval	484,476	9,903
Atlas Copco, Cl A	507,019	19,416
Atlas Copco, Cl B	20,670	713
Boliden	73,992	2,017
Bonava, Cl B	32,723	559
Electrolux, Cl B	215,288	7,047
Granges (A)	42,464	390
Industrivarden, Cl C	6,979	167
Investor, Cl B	51,365	2,473
L E Lundbergforetagen, Cl B	3,318	262
Millicom International Cellular	170,307	10,047
NCC, Cl B	39,765	1,119
Nordea Bank	682,931	8,680
Oriflame Holding	64,368	2,416
Saab, Cl B	29,956	1,478
Sandvik	367,328	5,770
Skanska, Cl B	55,947	1,326
Telefonaktiebolaget LM Ericsson ADR (A)	1,643,012	11,780
Volvo, Cl B	57,692	982

		86,545

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Switzerland — 7.6%
ABB	1,071,619	$26,498
Adecco Group	200,534	15,266
Aryzta	242,744	7,992
Baloise Holding	2,608	404
Barry Callebaut *	141	194
Cie Financiere Richemont	301,410	24,864
Coca-Cola HBC	25,697	754
Emmi	1,144	863
EMS-Chemie Holding	1,356	1,001
Geberit	4,349	2,031
Givaudan	5,463	10,941
Idorsia *	16,929	320
Julius Baer Group	135,539	7,140
LafargeHolcim	11,011	631
Lonza Group	44,349	9,600
Nestle	327,622	28,549
Novartis	392,380	32,697
Pargesa Holding	5,201	396
Partners Group Holding	15,782	9,797
Roche Holding	160,734	40,987
Schindler Holding	3,237	672
Schindler Holding Cert	7,483	1,586
SGS	8,302	20,130
Sika	356	2,290
Sonova Holding (A)	40,405	6,569
Swiss Life Holding	36,212	12,236
Swiss Prime Site	547	50
Swiss Re	57,488	5,262
Tecan Group	3,617	681
UBS Group	403,324	6,840
Wolseley	24,751	1,515
Zurich Insurance Group	48,021	13,995

		292,751

Taiwan — 0.6%
General Interface Solution Holding	214,000	1,583
Hon Hai Precision Industry	2,968,764	11,418
Primax Electronics	164,000	337
Taiwan Semiconductor Manufacturing ADR	250,840	8,769

		22,107

Thailand — 0.0%
Bangchak (A)	676,100	667
Banpu	834,200	407

		1,074

Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri	82,890	2,381
Turkiye Is Bankasi, Cl C	286,373	606
Turkiye Vakiflar Bankasi Tao, Cl D (A)	758,569	1,393

		4,380

6	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Kingdom — 13.4%
3i Group	360,582	$4,227
Abcam	27,895	353
Anglo American *	204,431	2,719
Aon	86,500	11,500
Ashtead Group	510,521	10,537
Associated British Foods (A)	95,811	3,654
AstraZeneca	255,976	17,074
AstraZeneca ADR (A)	128,719	4,388
Aviva	2,412,577	16,484
BAE Systems	79,264	652
Balfour Beatty	1,913,216	6,725
Bank of Ireland *	40,985,000	10,751
Barclays	11,305,654	29,775
Barratt Developments	168,267	1,232
BHP Billiton (LSE)	421,497	6,439
BP	3,545,361	20,392
BP ADR	175,984	6,098
British American Tobacco	426,231	28,978
Bunzl	304,141	9,039
Burberry Group	32,804	708
Carnival	272,245	17,965
Cobham	5,627,647	9,474
Compass Group	1,075,156	22,625
DCC	49,935	4,534
Diageo	305,358	8,998
Genus	13,935	322
GKN	95,952	406
GlaxoSmithKline	1,194,076	25,367
Glencore	1,200,616	4,479
Hays	936,024	2,018
Howden Joinery Group	1,103,780	5,837
HSBC Holdings	936,464	8,657
Imperial Brands ADR	12,508	572
Inchcape	57,618	565
Indivior *	326,107	1,325
InterContinental Hotels Group	27,340	1,515
Intertek Group	9,656	529
Investec (LSE)	374,993	2,794
JD Sports Fashion	95,690	435
Just Eat *	655,456	5,577
Legal & General Group	300,998	1,010
Lloyds Banking Group	23,508,682	20,200
Mondi	167,308	4,377
Pagegroup	34,532	213
Persimmon	93,106	2,712
Provident Financial	18,014	569
Prudential	1,318,999	30,172
QinetiQ Group	319,745	1,122
Reckitt Benckiser Group	158,330	16,009
Redrow	61,682	438
RELX	662,261	14,280

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rio Tinto (LSE)	17,858	$752
Royal Bank of Scotland Group *	5,800,199	18,625
RSA Insurance Group	39,613	317
Schroders	93,884	3,785
Smiths Group	77,306	1,604
Spectris	193,914	6,355
SSE	590,774	11,150
SSP Group	45,002	278
St. James’s Place	434,469	6,671
Subsea 7 *(A)	476,602	6,390
Tate & Lyle	229,068	1,970
Taylor Wimpey	174,910	400
Tesco *	6,658,381	14,599
Travis Perkins (A)	772,904	14,608
Unilever	17,774	959
Vodafone Group	5,365,472	15,176
Weir Group	8,016	180
Wm Morrison Supermarkets	60,144	188
Worldpay Group (B)	1,739,170	7,112
WPP	75,240	1,577

		519,517

United States — 4.5%
Accenture, Cl A	99,226	12,272
Agilent Technologies	104,675	6,208
Alphabet, Cl C *	9,465	8,601
Axis Capital Holdings	208,239	13,465
Barracuda Networks *	452,008	10,423
Canadian Pacific Railway (NYSE)	79,234	12,742
Chubb	100,906	14,670
Core Laboratories (A)	101,951	10,325
Delphi Automotive	49,400	4,330
Facebook, Cl A *	58,376	8,814
Flextronics International *	671,017	10,944
ICON *	140,868	13,776
International Game Technology	138,420	2,533
Luxoft Holding, Cl A *	108,269	6,588
Nielsen Holdings	145,200	5,613
Sensata Technologies Holding *	157,900	6,746
STMicroelectronics (NYSE) (A)	96,237	1,384
TE Connectivity	57,400	4,516
Tower Semiconductor *	46,215	1,102
UBS Group (NYSE)	1,038,014	17,625

		172,677

Total Common Stock (Cost $3,199,243) ($ Thousands)		3,588,107

PREFERRED STOCK — 1.8%
Germany — 1.3%
Fuchs Petrolub	12,778	695
Henkel	69,230	9,515

SEI Institutional International Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Porsche	9,772	$548
Volkswagen	251,595	38,266

		49,024

South Korea — 0.5%
Hyundai Motor	99,732	9,850
Samsung Electronics	6,339	10,316

		20,166

Total Preferred Stock (Cost $66,841) ($ Thousands)		69,190

	Number of Rights

RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios *‡‡	295,899	236
Repsol *‡‡	141,536	65

Total Rights
(Cost $—) ($ Thousands)		301

	Shares

AFFILIATED PARTNERSHIP — 7.1%
SEI Liquidity Fund, L.P. 1.080% **†(C)	274,514,798	274,461

Total Affiliated Partnership
(Cost $274,516) ($ Thousands)		274,461

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F 0.760% **†	99,851,342	99,851

Total Cash Equivalent
(Cost $99,851) ($ Thousands)		99,851

Total Investments — 104.2%
(Cost $3,640,451) ($ Thousands) @		$4,031,910

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,039	Sep-2017	$(1,353)
FTSE 100 Index	238	Sep-2017	(578)
Hang Seng Index	31	Jul-2017	(5)
SPI 200 Index	89	Sep-2017	17
Topix Index	191	Sep-2017	342

			$(1,577)

Percentages are based on Net Assets of $3,869,828 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $240,022 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $52,351 ($ Thousands), representing 1.4% of the Net Assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $274,461 ($ Thousands).

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $3,640,451 ($ Thousands), and the unrealized appreciation and depreciation were $502,053 ($ Thousands) and ($110,594) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

LSE — London Stock Exchange

NYSE — New York Stock Exchange

SPI — Share Price Index

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income

SEI Liquidity Fund, L.P.	$284,416	$1,256,167	$(1,266,066)	$(1)	$(55)	$274,461	$1,720
SEI Daily Income Trust, Government Fund, Cl F	34,929	592,752	(527,830)	—	—	99,851	359

Totals	$319,345	$1,848,919	$(1,793,896)	$(1)	$(55)	$374,312	$2,079

8	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Equity Fund (Concluded)

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,588,107	$–	$–	$3,588,107
Preferred Stock	69,190	–	–	69,190
Rights	301	–	–	301
Affiliated Partnership	–	274,461	–	274,461
Cash Equivalent	99,851	–	–	99,851

Total Investments in Securities	$3,757,449	$274,461	$–	$4,031,910

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$359	$–	$–	$359
Unrealized Depreciation	(1,936)	–	–	(1,936)

Total Other Financial Instruments	$(1,577)	$–	$–	$(1,577)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.5%
Argentina — 0.5%
Arcos Dorados Holdings, Cl A *	240,500	$1,792
Cresud SACIF y A ADR *	84,609	1,645
IRSA Inversiones y Representaciones ADR *	75,700	1,826
YPF ADR	142,177	3,114

		8,377

Austria — 0.2%
Erste Group Bank *	105,103	4,019

Brazil — 5.3%
Ambev	244,700	1,358
Ambev ADR	508,383	2,791
B2W Cia Digital *	1,495,884	5,255
Banco Bradesco ADR *	1,139,650	9,687
Banco do Brasil *	363,000	2,938
Banco Santander Brasil ADR	117,500	885
BM&FBovespa *	668,200	3,955
Braskem ADR	66,610	1,380
BRF ADR *(A)	182,300	2,149
BTG Pactual Group *	101,395	457
CCR	947,433	4,827
Cia Energetica de Minas Gerais ADR	451,173	1,083
Cielo	343,531	2,561
Cosan Industria e Comercio	359,637	3,744
EDP - Energias do Brasil *	375,100	1,598
Energisa	361,800	2,593
Engie Brasil Energia	31,600	327
Fleury	99,800	806
Gerdau ADR	482,294	1,471
Hypermarcas	466,460	3,901
JBS	214,000	426
Kroton Educacional	657,700	2,946
Lojas Renner	313,580	2,603
Magazine Luiza	9,100	709
Mahle-Metal Leve *	59,900	349
MRV Engenharia e Participacoes	345,300	1,403
Multiplus	33,400	386
Petroleo Brasileiro ADR *	1,111,241	8,879
Porto Seguro *	93,000	859
Qualicorp	262,600	2,287
Rumo *	2,215,686	5,771
Sao Martinho	112,100	581
Smiles	49,600	896
Sul America	278,474	1,492
Telefonica Brasil ADR	429,571	5,795
TIM Participacoes ADR	247,200	3,659
Vale *	115,300	1,010
Vale ADR, Cl B *(A)	153,977	1,347

		95,164

Canada — 0.5%
First Quantum Minerals	917,277	7,748

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Parex Resources *	97,740	$1,110

		8,858

Chile — 0.6%
Banco Santander Chile	19,521,854	1,241
Centros Comerciales Sudamericanos	653,597	1,737
Cia Cervecerias Unidas ADR (A)	57,991	1,522
Embotelladora Andina ADR, Cl B	10,559	268
Enel Americas ADR	112,874	1,064
Enel Generacion Chile	557,757	421
SACI Falabella	376,290	3,078
Sociedad Quimica y Minera de Chile ADR	50,144	1,656

		10,987

China — 19.0%
AAC Technologies Holdings (A)	122,133	1,527
Agile Group Holdings	728,000	667
Agricultural Bank of China	13,641,932	6,448
Air China	1,392,000	1,435
Alibaba Group Holding ADR *(A)	347,687	48,989
Angang Steel	8,770,768	6,539
Anhui Conch Cement (A)	826,000	2,873
ANTA Sports Products (A)	917,069	3,031
Baidu ADR *	106,766	19,096
Bank of China	12,936,105	6,347
Beijing Capital International Airport	954,000	1,344
Changyou.com ADR *	98,500	3,818
China Communications Services	2,440,000	1,407
China Construction Bank	17,881,379	13,858
China Life Insurance	948,000	2,896
China Merchants Bank	925,076	2,791
China National Building Material	6,191,000	3,680
China Petroleum & Chemical	7,320,839	5,711
China Railway Construction (A)	1,030,000	1,343
China Telecom	3,486,000	1,657
China Vanke	291,206	824
Chongqing Rural Commercial Bank	2,076,612	1,402
CITIC Securities	1,228,400	2,540
Ctrip.com International ADR *	212,501	11,445
Datang International Power Generation *	1,754,000	559
Dongfeng Motor Group	2,726,000	3,223
ENN Energy Holdings	92,000	555
Fosun International	169,000	264
Great Wall Motor	1,387,000	1,713
Guangzhou R&F Properties	2,438,000	3,791
Huaneng Power International	1,120,000	778
Industrial & Commercial Bank of China	34,116,868	23,032
JD.com ADR *	185,319	7,268
Jiangsu Expressway	564,000	796
KWG Property Holding	441,370	296
Longfor Properties	979,000	2,104
NetEase ADR	18,677	5,615

SEI Institutional International Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New Oriental Education & Technology Group
ADR *	39,579	$2,790
PetroChina	296,000	181
PetroChina ADR	15,960	978
PICC Property & Casualty	2,751,700	4,597
Ping An Insurance Group of China	2,545,857	16,779
SINA *	189,324	16,087
Sino-Ocean Group Holding	2,698,000	1,320
Sinopec Engineering Group	2,441,000	2,201
Sinopec Shanghai Petrochemical	5,508,000	2,949
Sohu.com *	171,500	7,728
TAL Education Group ADR *(A)	12,430	1,520
Tencent Holdings	1,514,525	54,167
Tingyi Cayman Islands Holding (A)	2,254,000	2,674
TravelSky Technology	1,146,000	3,376
Tsingtao Brewery (A)	288,000	1,275
Uni-President China Holdings (A)	3,953,400	3,196
Vipshop Holdings ADR *	141,631	1,494
Want Want China Holdings (A)	2,636,000	1,780
Weibo ADR *(A)	55,203	3,669
Weichai Power (A)	2,500,000	2,191
Zhejiang Expressway	2,159,695	2,822
Zhuzhou CRRC Times Electric (A)	528,000	2,590
ZTE *	667,800	1,595
ZTO Express Cayman ADR *(A)	254,507	3,553

		343,174

Colombia — 0.5%
Almacenes Exito	176,943	888
Bancolombia ADR, Cl R	130,449	5,811
Cementos Argos	163,518	634
CEMEX Latam Holdings *	256,919	984

		8,317

Czech Republic — 0.2%
CEZ	14,429	251
Komercni Banka	68,250	2,730

		2,981

Egypt — 0.2%
Commercial International Bank Egypt SAE GDR	911,421	4,101

Greece — 0.6%
Eurobank Ergasias *	4,031,961	4,507
Hellenic Telecommunications Organization	251,457	3,023
JUMBO	8,482	155
National Bank of Greece *	8,609,353	3,270
OPAP	14,030	158
Titan Cement	5,429	153

		11,266

Hong Kong — 7.1%
ASM Pacific Technology	3,000	41
Beijing Enterprises Holdings	474,200	2,287
Brilliance China Automotive Holdings (A)	5,146,593	9,375

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chaoda Modern Agriculture *	2,056,181	$36
China Cinda Asset Management	4,306,000	1,605
China Conch Venture Holdings	766,500	1,404
China Everbright	1,210,000	2,635
China Everbright Bank (A)	2,696,000	1,261
China Everbright International (A)	5,056,100	6,308
China Gas Holdings	606,000	1,223
China High Precision Automation Group *	1,385,624	–
China Medical System Holdings (A)	4,749,200	8,213
China Mengniu Dairy *(A)	1,358,000	2,662
China Mobile	1,399,041	14,848
China Mobile ADR	111,540	5,922
China Overseas Land & Investment	898,000	2,629
China Resources Power Holdings	1,772,000	3,478
China State Construction International Holdings (A)	6,936,578	11,871
China Taiping Insurance Holdings	770,182	1,952
CITIC	983,000	1,478
CNOOC (A)	2,673,607	2,928
CSPC Pharmaceutical Group	620,000	905
Fuyao Glass Industry Group (A)(B)	759,867	2,910
Galaxy Entertainment Group *	857,548	5,207
Geely Automobile Holdings (A)	625,000	1,348
Guangzhou Automobile Group	816,000	1,432
Haier Electronics Group *	1,614,300	4,198
Hengan International Group (A)	149,500	1,103
Li Ning *	2,192,000	1,668
Minth Group (A)	498,350	2,113
People’s Insurance Group of China	4,001,000	1,681
Shandong Weigao Group Medical Polymer	920,000	723
Shanghai Industrial Holdings	626,000	1,852
Shimao Property Holdings	1,715,000	2,935
Sihuan Pharmaceutical Holdings Group	1,520,000	637
Sino Biopharmaceutical	3,574,200	3,159
SMI Holdings Group (A)	1,911,200	847
Sun Art Retail Group (A)	1,865,500	1,486
Sunny Optical Technology Group (A)	835,394	7,491
Techtronic Industries	699,500	3,217
Yuexiu Property	4,600,000	784

		127,852

Hungary — 0.3%
MOL Hungarian Oil & Gas	18,453	1,445
Richter Gedeon Nyrt	183,878	4,795

		6,240

India — 7.9%
Adani Ports & Special Economic Zone	472,937	2,656
Apollo Tyres	171,448	638
APS Holdings *	1	–
Aurobindo Pharma	146,689	1,554
Axis Bank	310,575	2,486
Bank of Baroda	363,096	908

2	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bharat Forge	129,814	$2,194
Bharat Petroleum	128,609	1,272
Cairn India	735,850	3,249
Cummins India	231,979	3,301
Dabur India	591,637	2,674
Dewan Housing Finance	387,915	2,624
Glenmark Pharmaceuticals	174,650	1,710
Grasim Industries	47,449	912
HCL Technologies	580,648	7,644
HDFC Bank ADR	76,559	6,658
Hero MotoCorp	27,534	1,577
Hindalco Industries	205,799	608
Hindustan Petroleum	124,342	982
Hindustan Unilever	79,909	1,335
Housing Development Finance	172,164	4,302
ICICI Bank	1,276,354	5,729
ICICI Bank ADR	1,076,362	9,655
Indiabulls Housing Finance	167,864	2,795
Indian Oil	115,313	687
Infosys	425,023	6,152
Infosys ADR (A)	99,253	1,491
InterGlobe Aviation (B)	33,516	605
ITC	411,268	2,059
L&T Technology Services (B)	11,000	122
Larsen & Toubro	172,300	4,499
Mahindra & Mahindra Financial Services	95,262	508
Maruti Udyog	3,931	439
Muthoot Finance	77,601	546
NCC	1,249,213	1,687
NHPC	1,617,096	784
Oil & Natural Gas	647,377	1,575
Oil India	44,015	177
Parag Milk Foods (B)	276,910	926
Petronet LNG	527,319	3,525
Power Finance	1,172,082	2,225
Power Grid Corp of India	1,069,379	3,483
Prestige Estates Projects	456,135	1,786
Reliance Industries	194,750	4,158
Reliance Industries GDR (B)	387,956	16,449
Rural Electrification	370,390	985
SH Kelkar (B)	384,504	1,569
Shriram Transport Finance	202,782	3,137
Suzlon Energy *	3,003,530	871
Tata Chemicals	191,289	1,796
Tata Consultancy Services	171,013	6,250
Tata Global Beverages	264,420	616
Tata Motors ADR	83,348	2,751
Tata Steel	80,574	680
Tech Mahindra	30,097	178
Vedanta	417,440	1,608

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zee Entertainment Enterprises	136,743	$1,040

		142,827

Indonesia — 2.5%
Adaro Energy	6,555,500	780
Astra International	9,244,100	6,202
Bank Central Asia	2,858,473	3,902
Bank Negara Indonesia Persero	4,891,000	2,420
Bank Rakyat Indonesia Persero	9,458,761	10,831
Gudang Garam	314,000	1,844
HM Sampoerna	1,356,600	391
Matahari Department Store	5,358,100	5,701
Sumber Alfaria Trijaya	33,071,700	1,410
Surya Citra Media	4,329,000	841
Tambang Batubara Bukit Asam	1,035,800	930
Telekomunikasi Indonesia Persero	17,642,715	5,973
United Tractors	1,823,230	3,754

		44,979

Italy — 0.1%
Prada (A)	359,500	1,338

Jordan — 0.0%
Hikma Pharmaceuticals	49,350	942

Malaysia — 0.6%
AirAsia	1,085,400	822
AMMB Holdings	356,900	406
CIMB Group Holdings	1,338,100	2,051
Genting	281,400	617
Inari Amertron	4,324,350	2,126
Kuala Lumpur Kepong	323,400	1,874
Petronas Dagangan	37,500	211
PPB Group	283,000	1,131
Top Glove	307,300	412
UEM Sunrise *	2,512,095	702
Westports Holdings	469,900	398

		10,750

Mauritius — 0.0%
MakeMyTrip *	9,355	314

Mexico — 3.9%
America Movil, Ser L	1,172,674	943
America Movil ADR, Cl L (A)	199,935	3,183
Becle *	521,929	892
Cemex ADR *	428,305	4,035
Coca-Cola Femsa ADR	104,495	8,848
Fomento Economico Mexicano	530,300	5,237
Fomento Economico Mexicano ADR	58,553	5,758
Gentera	815,400	1,227
Gruma, Cl B	161,345	2,111
Grupo Aeroportuario del Sureste, Cl B	33,625	711
Grupo Financiero Banorte, Cl O	2,301,148	14,640
Grupo Financiero Santander Mexico ADR	259,078	2,498

SEI Institutional International Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grupo Financiero Santander Mexico, Cl B	276,900	$537
Grupo GICSA *	2,047,600	1,493
Grupo Mexico, Ser B	1,265,000	3,564
Grupo Televisa ADR	176,225	4,295
Industrias Bachoco ADR	5,760	334
Infraestructura Energetica Nova	533,700	2,852
Kimberly-Clark de Mexico, Cl A	469,500	996
Megacable Holdings	140,500	571
Nemak (B)	291,800	281
Unifin Financiera	564,300	1,554
Wal-Mart de Mexico	1,912,929	4,447

		71,007

Netherlands — 0.0%
VEON ADR	221,060	864

Peru — 0.8%
Cia de Minas Buenaventura ADR	397,387	4,570
Credicorp	56,853	10,199

		14,769

Philippines — 0.8%
Ayala	122,380	2,061
BDO Unibank	1,807,086	4,441
Cebu Air	201,950	392
DMCI Holdings	794,100	222
Globe Telecom	12,870	522
GT Capital Holdings	33,800	811
International Container Terminal Services	166,080	322
Metropolitan Bank & Trust	1,683,930	2,920
Pilipinas Shell Petroleum	1,061,200	1,422
PLDT	24,300	866
Semirara Mining & Power, Cl A	65,820	209
Universal Robina	272,600	880
Vista Land & Lifescapes	2,371,200	273

		15,341

Poland — 0.6%
Dino Polska *(B)	222,000	2,807
Energa (A)	422,502	1,193
Grupa Lotos	20,725	285
KGHM Polska Miedz	61,316	1,830
PGE Polska Grupa Energetyczna *	118,233	386
Polski Koncern Naftowy Orlen	36,447	1,100
Powszechna Kasa Oszczednosci Bank Polski *	269,365	2,503
Powszechny Zaklad Ubezpieczen	120,696	1,451

		11,555

Portugal — 0.3%
Galp Energia, Cl B	237,080	3,584
Jeronimo Martins	90,733	1,769

		5,353

Qatar — 0.1%
Industries Qatar QSC	5,690	148

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ooredoo QSC	33,024	$829
Qatar National Bank	20,129	699

		1,676

Romania — 0.1%
Banca Transilvania	1,467,014	986

Russia — 4.4%
Detsky Mir	952,100	1,510
Etalon Group GDR	56,800	204
Gazprom ADR	1,990,360	7,906
LUKOIL ADR	238,010	11,605
Magnit GDR	166,442	5,659
Mail.Ru Group GDR *	147,545	3,888
Mobile TeleSystems ADR	266,181	2,230
Novatek PJSC GDR	241	26
Novolipetsk Steel GDR	180,900	3,502
Rosneft Oil GDR	737,063	4,006
Sberbank of Russia ADR	1,859,862	19,308
Severstal GDR	68,030	891
Surgutneftegas ADR	182,558	784
X5 Retail Group GDR *	378,641	13,120
Yandex, Cl A *	162,184	4,256

		78,895

South Africa — 3.9%
African Rainbow Minerals	226,843	1,460
AngloGold Ashanti ADR	58,100	565
Aspen Pharmacare Holdings	81,816	1,793
AVI	45,677	331
Barclays Africa Group	139,778	1,533
Barloworld	143,157	1,189
Bid	141,785	3,238
Bidvest Group	52,067	626
Capitec Bank Holdings	38,116	2,414
Exxaro Resources	107,069	760
FirstRand	1,662,837	5,984
Foschini Group	44,056	462
Gold Fields ADR	298,837	1,040
Harmony Gold Mining ADR	556,271	918
Imperial Holdings	33,124	407
JSE	243,200	2,274
Liberty Holdings	190,704	1,637
Life Healthcare Group Holdings (A)	1,582,254	3,097
MMI Holdings	271,382	419
Mondi	82,478	2,135
MTN Group	86,193	751
Murray & Roberts Holdings	269,889	269
Naspers, Cl N	79,103	15,365
Nedbank Group	86,738	1,382
Petra Diamonds *	832,419	1,181
Sappi	187,850	1,249
Sasol	132,486	3,706

4	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sibanye Gold (A)	575,825	$661
SPAR Group	72,831	857
Standard Bank Group	354,564	3,898
Steinhoff International Holdings	134,854	690
Telkom (A)	402,637	1,891
Truworths International	191,966	1,047
Vodacom Group (A)	224,080	2,809
Wilson Bayly Holmes-Ovcon	45,758	489
Woolworths Holdings	241,346	1,136

		69,663

South Korea — 13.9%
Advanced Process Systems *	1	–
Amorepacific (A)	5,156	1,370
BGF retail (A)	55,294	4,881
CJ CGV (A)	41,378	2,662
CJ O Shopping	1,792	300
Com2uSCorp (A)	23,510	2,421
Coway	86,852	7,895
DGB Financial Group	126,284	1,302
Dongbu Insurance (A)	37,665	2,239
Doosan Bobcat (A)	80,526	2,506
E-MART	11,155	2,286
GS Home Shopping	2,888	584
Hana Financial Group	56,463	2,233
Hyosung	27,681	4,052
Hyundai Engineering & Construction	10,079	406
Hyundai Marine & Fire Insurance (A)	145,275	4,996
Hyundai Mobis	4,556	996
Hyundai Motor	35,762	4,985
Industrial Bank of Korea	97,021	1,208
ING Life Insurance Korea *(B)	187,500	5,572
Kangwon Land	152,325	4,640
KB Financial Group	37,000	1,866
KB Financial Group ADR	60,897	3,075
KCC	8,106	3,092
Kia Motors (A)	52,720	1,760
Korea Aerospace Industries (A)	58,692	2,924
Korea Electric Power	74,910	2,671
KT ADR	96,829	1,611
KT&G	37,205	3,805
LG	52,673	3,559
LG Chem	17,130	4,357
LG Display (A)	76,325	2,475
LG Electronics (A)	23,606	1,655
LG Household & Health Care (A)	2,146	1,864
LG Uplus	312,150	4,256
Lotte Chilsung Beverage (A)	1,985	2,974
Lotte Confectionery (A)	16,137	2,793
LS Cable	18,944	1,207
Mando (A)	26,180	5,892
Meritz Fire & Marine Insurance	33,816	593

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meritz Securities	451,087	$1,995
NAVER	8,922	6,535
NCSoft (A)	8,557	2,838
Netmarble Games *(A)(B)	2,921	396
NH Investment & Securities	98,943	1,284
Orion (A)	4,854	3,385
Partron (A)	196,020	1,782
Poongsan (A)	18,069	679
POSCO	14,467	3,629
Posco Daewoo	62,786	1,224
Samsung Electronics	31,229	64,879
Samsung Engineering *(A)	465,100	4,837
Samsung Life Insurance	25,835	2,642
Samsung SDI	2,170	325
Seoul Semiconductor	28,361	537
SFA Engineering (A)	86,576	3,401
Shinhan Financial Group	83,844	3,613
SK Holdings	4,344	1,055
SK Hynix	251,515	14,816
SK Innovation	13,118	1,817
SK Telecom	23,611	5,489
SK Telecom ADR	345,820	8,877
S-Oil (A)	3,238	268
SPC Samlip (A)	10,606	1,682
Vieworks (A)	24,185	1,215
Woori Bank	122,394	1,974

		251,137

Switzerland — 0.1%
Wizz Air Holdings *	82,545	2,596

Taiwan — 11.4%
Accton Technology	1,066,200	2,720
Acer	802,000	420
Advanced Ceramic X	118,900	1,446
Advanced Semiconductor Engineering	3,219,333	4,133
Airtac International Group	216,025	2,553
Asustek Computer	288,000	2,722
Catcher Technology	247,040	2,952
Cathay Financial Holding	1,925,000	3,170
Chailease Holding	1,324,404	3,692
Chipbond Technology	630,000	969
Compal Electronics	2,646,000	1,783
CTBC Financial Holding	1,941,000	1,273
Cub Elecparts	155,500	2,029
Delta Electronics	1,293,100	7,078
Eclat Textile	190,000	2,317
Elite Advanced Laser	283,200	1,280
Elite Material	683,400	3,314
eMemory Technology	163,200	2,132
Epistar *	1,169,000	1,078
Farglory Land Development	364,043	467
First Financial Holding	1,024,000	685

SEI Institutional International Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FLEXium Interconnect	585,465	$2,204
Formosa Chemicals & Fibre	390,000	1,224
Formosa Plastics	272,000	829
Foxconn Technology	737,570	2,226
Fubon Financial Holding	430,000	685
Highwealth Construction	432,100	716
Hiwin Technologies	340,502	2,300
Hon Hai Precision Industry	5,867,303	22,566
Hota Industrial Manufacturing	1,191,251	5,874
Hu Lane Associate	207,700	1,205
Inventec	4,028,000	3,284
Kingpak Technology	257,110	1,749
King’s Town Bank	424,000	438
Largan Precision	16,446	2,622
Lite-On Technology	1,881,936	3,093
MediaTek	937,100	8,025
Merry Electronics	276,000	1,715
Micro-Star International	629,000	1,462
Nan Ya Plastics	201,000	499
Nanya Technology	1,697,000	3,057
Parade Technologies	282,600	3,474
Pegatron	1,553,000	4,865
Phison Electronics	447,000	5,518
Powertech Technology	297,000	917
President Chain Store	120,000	1,079
Quanta Computer	293,000	693
Radiant Opto-Electronics	354,000	788
Silicon Motion Technology ADR (A)	26,740	1,290
Taiwan Semiconductor Manufacturing	6,778,717	46,462
Taiwan Semiconductor Manufacturing ADR	341,446	11,937
Win Semiconductors	1,239,700	6,806
Wistron	4,766,771	4,850
WPG Holdings	1,239,000	1,654
Yuanta Financial Holding	4,102,000	1,807

		206,126

Thailand — 1.4%
Bangkok Bank Foreign	376,600	2,184
CP Seven Eleven PCL	967,300	1,787
IRPC (A)	14,255,300	2,245
Kiatnakin Bank NVDR (A)	445,500	938
Krung Thai Bank NVDR (A)	2,986,900	1,653
Land and Houses PCL NVDR	3,596,500	1,059
PTT	237,150	2,583
PTT NVDR	82,300	896
PTT Global Chemical	1,080,700	2,179
PTT Global Chemical NVDR	304,400	614
Siam Cement	96,300	1,423
Siam Commercial Bank	299,408	1,370
Star Petroleum Refining NVDR	1,192,100	512
Thai Oil	2,060,600	4,792
Thanachart Capital NVDR	662,100	897

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tisco Financial Group	276,600	$619
Tisco Financial Group NVDR	153,200	343

		26,094

Turkey — 1.9%
Akbank	2,007,428	5,585
Anadolu Efes Biracilik Ve Malt Sanayii	192,588	1,194
Arcelik	285,311	2,111
Aselsan Elektronik Sanayi Ve Ticaret (A)	446,529	2,771
Coca-Cola Icecek	43,780	502
Emlak Konut Gayrimenkul Yatirim Ortakligi *‡	2,228,602	1,860
Eregli Demir ve Celik Fabrikalari	430,976	862
Ford Otomotiv Sanayi	99,529	1,214
KOC Holding	107,066	492
Mavi Giyim Sanayi Ve Ticaret, Cl B *(B)	133,500	1,625
TAV Havalimanlari Holding	270,328	1,448
Tofas Turk Otomobil Fabrikasi	265,385	2,177
Tupras Turkiye Petrol Rafinerileri	45,695	1,313
Turkcell Iletisim Hizmetleri	626,429	2,059
Turkcell Iletisim Hizmetleri ADR	114,135	936
Turkiye Garanti Bankasi	1,223,503	3,400
Turkiye Is Bankasi, Cl C	970,076	2,052
Turkiye Sise ve Cam Fabrikalari	442,368	578
Ulker Biskuvi Sanayi	373,314	2,353

		34,532

United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank	435,745	830
Aldar Properties	3,724,527	2,330
Dubai Investments	2,088,944	1,181
Dubai Islamic Bank	2,503,458	3,881
Emaar Properties	2,611,962	5,523
First Abu Dhabi Bank	231,915	663

		14,408

United Kingdom — 0.9%
Anglo American *	118,783	1,591
Kazakhmys *	813,154	5,466
Mail.Ru Group (LSE) GDR *	21,577	568
Novatek (LSE) GDR	19,315	2,152
RusHydro ADR	995,764	1,275
Tullow Oil *(A)	2,305,852	4,514

		15,566

United States — 0.1%
Globant *	36,080	1,567

Total Common Stock (Cost $1,492,711) ($ Thousands)		1,654,621

PREFERRED STOCK — 2.5%
Brazil — 1.9%
Banco Bradesco *	255,772	2,173
Banco do Estado do Rio Grande do Sul	240,900	945

6	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Braskem	104,300	$1,080
Cia Brasileira de Distribuicao *	26,200	515
Cia Brasileira de Distribuicao Grupo Pao de
Acucar ADR *	227,982	4,457
Cia Energetica de Minas Gerais	355,500	866
Cia Energetica de Sao Paulo, Cl B	66,100	304
Cia Paranaense de Energia	143,700	1,063
Itau Unibanco Holding	586,696	6,508
Itau Unibanco Holding ADR	392,354	4,336
Itausa - Investimentos Itau	688,510	1,874
Petroleo Brasileiro ADR, Cl A *	431,002	3,215
Suzano Papel e Celulose, Cl A	535,600	2,295
Telefonica Brasil	182,000	2,465
Vale ADR, Cl B *	191,245	1,559

		33,655

Colombia — 0.1%
Banco Davivienda	193,315	2,131
Bancolombia	40,841	453

		2,584

South Korea — 0.5%
Samsung Electronics	5,794	9,429

Total Preferred Stock
(Cost $47,705) ($ Thousands)		45,668

	Number of Participation Notes

PARTICIPATION NOTES — 2.4%
China — 0.9%
Hangzhou Hikvi, Expires 08/01/2017 *	2,359,790	11,215
Wuliangye Yibin, Expires 06/29/2020 *	525,700	4,314

		15,529

India — 0.3%
Mahindra & Mahindra Financial Services,
Expires 03/12/2018 *	780,015	4,163
Zee Entertainment Enterprises,
Expires 09/03/2019 *	194,847	1,481

		5,644

Luxembourg — 0.3%
National Commercial Bank, Expires 11/07/2017 *	205,639	2,898
Savola Group, Expires 12/20/2020 *	186,361	2,490

		5,388

Saudi Arabia — 0.3%
Al Tayyar Travel Group, Expires 03/05/2018 *	147,364	1,207
HBSC Bank Savola Group, Expires 01/24/2020 *	284,680	3,785

		4,992

Description	Number of Participation Notes		Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
Switzerland — 0.2%
Goertek, Expires 09/14/2021 *		1,450,800	$4,126

United States — 0.3%
Motherson Sumi Systems, Expires 09/21/2021 *		719,773	5,145

Vietnam — 0.1%
Hoa Phat Group, Expires 07/24/2018 *		1,444,409	2,013

Total Participation Notes (Cost $30,453) ($ Thousands)			42,837

	Shares

EXCHANGE TRADED FUND — 0.9%
United States — 0.9%
iShares MSCI Emerging Markets ETF		386,971	16,017

Total Exchange Traded Fund (Cost $15,362) ($ Thousands)			16,017

	Number of Rights

RIGHTS — 0.0%
Vietnam — 0.0%
Hoa Phat Group, Expires 07/17/2017 *		1,444,408	87

Total Rights (Cost $—) ($ Thousands)			87

	Face Amount (Thousands)

DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997 0.000%, 09/30/2049 (C)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

	Shares

AFFILIATED PARTNERSHIP — 10.6%
SEI Liquidity Fund, L.P. 1.080% **†(D)		191,175,392	191,143

Total Affiliated Partnership (Cost $191,176) ($ Thousands)			191,143

SEI Institutional International Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F 0.760% **†	7,371,853	$7,372

Total Cash Equivalent (Cost $7,372) ($ Thousands)		7,372

Total Investments — 108.3% (Cost $1,784,779) ($ Thousands) @		$1,957,745

Percentages are based on Net Assets of $1,808,421 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $177,700 ($ Thousands).
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $33,262 ($ Thousands), representing 1.8% of the Net Assets of the Fund.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $191,143 ($ Thousands).

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $1,784,779 ($ Thousands), and the unrealized appreciation and depreciation were $278,554 ($ Thousands) and ($105,588) ($ Thousands), respectively.

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

L.P. — Limited Partnership

PJSC — Public Joint Stock Company

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

QSC — Qatari Shareholding Company

Ser — Series

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$245,981	$440,706	$(495,510)	$(1)	$(33)	$191,143	$860
SEI Daily Income Trust, Government Fund, Cl F	6,665	107,715	(107,008)	—	—	7,372	35

Totals	$252,646	$548,421	$(602,518)	$(1)	$(33)	$198,515	$895

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,654,621	$–	$–	$1,654,621
Preferred Stock	45,668	–	–	45,668
Participation Notes	–	42,837	–	42,837
Exchange Traded Fund	16,017	–	–	16,017
Right	87	–	–	87
Affiliated Partnership	–	191,143	–	191,143
Cash Equivalent	7,372	–	–	7,372

Total Investments in Securities	$1,723,765	$233,980	$–	$1,957,745

For the period ended June 30, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2017, there were no transfers into Level 3 assets and liabilities. Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 97.1%
Angola — 0.0%
Republic of Angola Via Northern Lights III
7.000%, 08/17/2019		$217	$223

Argentina — 0.5%
Argentine Bonos del Tesoro
16.000%, 10/17/2023	ARS	9,727	630
15.500%, 10/17/2026		9,510	637
Provincia de Buenos Aires
9.125%, 03/16/2024		$170	191
Provincia de Cordoba
7.125%, 06/10/2021 (A)		280	294
Republic of Argentina
5.625%, 01/26/2022		266	272
5.000%, 01/15/2027	EUR	115	122

			2,146

Australia — 3.3%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022		300	399
Commonwealth Bank of Australia MTN
1.375%, 01/22/2019		560	655
Government of Australia
5.750%, 07/15/2022	AUD	1,765	1,582
4.750%, 04/21/2027		3,670	3,334
4.500%, 04/15/2020		270	221
4.500%, 04/21/2033		285	261
4.250%, 04/21/2026		2,070	1,797
3.750%, 04/21/2037		573	476
2.750%, 04/21/2024		1,785	1,398
Government of Australia, Ser 122
5.250%, 03/15/2019		2,000	1,624
Government of Australia, Ser 124
5.750%, 05/15/2021		2,350	2,048
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	604
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	264
1.375%, 04/17/2020		230	273

			14,936

Austria — 0.5%
Republic of Austria (A)
4.150%, 03/15/2037		115	197
3.650%, 04/20/2022		290	390
3.150%, 06/20/2044		280	436
1.950%, 06/18/2019		280	334
1.150%, 10/19/2018		300	350
0.750%, 10/20/2026		707	815

			2,522

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bahrain — 0.0%
Bahrain Government International Bond
7.000%, 10/12/2028		$265	$268

Belgium — 2.5%
Anheuser-Busch InBev MTN
2.750%, 03/17/2036	EUR	95	115
2.000%, 03/17/2028		200	238
1.500%, 03/17/2025		55	65
0.875%, 03/17/2022		560	652
Kingdom of Belgium
3.750%, 06/22/2045		233	387
3.000%, 06/22/2034 (A)		350	504
2.600%, 06/22/2024 (A)		1,816	2,403
1.600%, 06/22/2047 (A)		450	490
1.000%, 06/22/2031 (A)		710	792
0.800%, 06/22/2025 (A)		715	836
0.800%, 06/22/2027 (A)		2,967	3,382
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035 (A)		244	444
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020 (A)		496	642
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		545	633

			11,583

Bermuda — 0.2%
XLIT
3.250%, 06/29/2047 (B)		676	763

Brazil — 1.1%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	795	750
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		10,880	3,278
Minerva Luxembourg
6.500%, 09/20/2026 (A)		$290	283
Odebrecht Finance
4.375%, 04/25/2025		200	77
Petrobras Global Finance
8.375%, 05/23/2021		185	207
Rumo Luxembourg
7.375%, 02/09/2024 (A)		375	385

			4,980

Canada — 6.6%
Bank of Nova Scotia MTN
0.750%, 09/17/2021	EUR	570	667
Bell Canada
3.350%, 06/18/2019	CAD	29	23
Bell Canada MTN
4.700%, 09/11/2023		80	69
3.250%, 06/17/2020		95	76

SEI Institutional International Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Canada Housing Trust No. 1
3.800%, 06/15/2021 (A)	CAD	2,465	$2,054
CDP Financial
4.400%, 11/25/2019 (A)		$850	898
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	961
Government of Canada
5.750%, 06/01/2033	CAD	460	536
5.000%, 06/01/2037		565	640
4.000%, 06/01/2041		882	913
3.500%, 12/01/2045		1,375	1,355
2.750%, 12/01/2048		525	461
2.500%, 06/01/2024		3,520	2,875
1.750%, 09/01/2019		505	394
1.500%, 06/01/2026		1,605	1,215
0.750%, 03/01/2021		3,395	2,563
0.750%, 09/01/2021		955	718
0.250%, 05/01/2018		4,200	3,215
Muskrat Falls
3.630%, 06/01/2029 (A)		340	290
National Bank of Canada
1.500%, 03/25/2021	EUR	345	414
Province of British Columbia
3.250%, 12/18/2021	CAD	1,150	941
2.250%, 03/01/2019		575	450
Province of Manitoba Canada
3.850%, 12/01/2021		710	593
Province of Ontario Canada
3.500%, 06/02/2024		870	726
3.450%, 06/02/2045		355	298
2.600%, 06/02/2025		1,614	1,269
2.400%, 06/02/2026		585	451
1.950%, 01/27/2023		1,000	767
Province of Ontario Canada MTN
1.875%, 05/21/2024	EUR	150	186
Province of Quebec Canada
3.500%, 12/01/2045	CAD	420	357
3.000%, 09/01/2023		850	689
2.750%, 09/01/2025		2,175	1,730
2.250%, 07/17/2023	EUR	100	126
Rogers Communications
4.000%, 06/06/2022	CAD	165	137
Royal Bank of Canada
1.625%, 08/04/2020	EUR	290	347
Toronto-Dominion Bank MTN
0.375%, 01/12/2021		345	398
Yamana Gold
4.950%, 07/15/2024		$286	289

			30,091

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
China — 0.1%
Sinopec Group Overseas Development
2.625%, 10/17/2020	EUR	240	$291

Colombia — 0.1%
Colombian TES
7.000%, 05/04/2022	COP	352,500	121
Ecopetrol
7.375%, 09/18/2043		$121	130
5.875%, 05/28/2045		109	100
Republic of Colombia MTN
3.875%, 03/22/2026	EUR	150	195

			546

Czech Republic — 0.1%
Government of Czech Republic
4.700%, 09/12/2022	CZK	10,860	587

Denmark — 0.7%
Danske Bank
3.875%, 10/04/2023 (B)	EUR	375	446
3.500%, 04/16/2018		155	182
2.000%, 09/08/2021 (A)		$360	354
Danske Bank MTN (B)
5.875%, 10/29/2049	EUR	344	428
5.375%, 09/29/2021	GBP	170	232
Kingdom of Denmark
4.500%, 11/15/2039	DKK	1,625	414
4.000%, 11/15/2017		1,600	249
1.500%, 11/15/2023		5,850	977

			3,282

Dominican Republic — 0.1%
Dominican Republic International Bond
5.950%, 01/25/2027 (A)		$381	398

Egypt — 0.1%
Egypt Government International Bond MTN
7.500%, 01/31/2027 (A)		282	299

Finland — 0.1%
Government of Finland (A)
2.625%, 07/04/2042	EUR	195	287
1.500%, 04/15/2023		340	420

			707

France — 6.6%
BNP Paribas
4.625%, 03/13/2027 (A)		$380	401
BNP Paribas MTN
2.950%, 05/23/2022 (A)		795	803
2.875%, 10/01/2026	EUR	200	242
2.250%, 01/11/2027		355	409

2	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
BPCE
5.250%, 04/16/2029	GBP	100	$151
2.750%, 07/08/2026 (B)	EUR	1,200	1,438
1.750%, 11/29/2019		600	717
BPCE MTN
3.000%, 05/22/2022 (A)		$500	504
Caisse Centrale du Credit Immobilier de France MTN
1.125%, 04/22/2019	EUR	100	117
Caisse Francaise de Financement Local MTN
4.875%, 07/03/2017		220	251
3.625%, 02/26/2018		63	74
Casino Guichard Perrachon MTN
4.407%, 08/06/2019		700	868
Credit Agricole
2.625%, 03/17/2027		275	328
Credit Agricole MTN
4.125%, 01/10/2027 (A)		$275	288
1.375%, 05/03/2027	EUR	900	1,029
Dexia Credit Local MTN
2.000%, 01/22/2021		200	243
1.625%, 10/29/2018		565	660
1.375%, 09/18/2019		500	589
0.625%, 01/21/2022		1,550	1,799
Electricite de France
6.500%, 01/26/2019 (A)		$250	267
Electricite de France MTN
5.000%, 01/22/2049 (B)	EUR	200	244
4.500%, 11/12/2040		100	147
Elis
3.000%, 04/30/2022		250	292
Europcar Groupe
5.750%, 06/15/2022		145	174
France Government Bond OAT
0.000%, 05/25/2020		543	626
0.000%, 05/25/2021		1,350	1,553
French Republic Government Bond OAT
2.000%, 05/25/2048 (A)		250	295
1.750%, 06/25/2039 (A)		85	100
1.750%, 05/25/2066 (A)		70	73
1.250%, 05/25/2036 (A)		360	395
1.000%, 05/25/2027		2,110	2,447
0.000%, 05/25/2022		2,108	2,408
Government of France
4.000%, 10/25/2038		505	838
3.250%, 05/25/2045		2,040	3,090
2.500%, 05/25/2030		3,125	4,166
1.750%, 05/25/2023		800	1,001
Loxam SAS
4.250%, 04/15/2024 (A)		190	228
RCI Banque MTN
1.250%, 06/08/2022		200	233

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
SCOR
3.625%, 05/27/2048 (B)	EUR	200	$247
Synlab Bondco
6.250%, 07/01/2022 (A)		160	198
Valeo MTN
1.625%, 03/18/2026		100	117

			30,050

Germany — 8.0%
Allianz (B)
5.625%, 10/17/2042		200	275
3.099%, 07/06/2047		100	120
Bundesobligation
0.250%, 10/11/2019		2,279	2,647
0.000%, 04/08/2022		10,365	11,946
Bundesrepublik Deutschland
4.000%, 01/04/2037		2,555	4,462
2.500%, 07/04/2044		1,561	2,302
2.500%, 08/15/2046		939	1,396
0.250%, 02/15/2027		1,195	1,334
0.231%, 08/15/2026		4,943	5,437
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		265	487
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		280	513
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/2039		415	769
Daimler MTN
0.750%, 05/11/2023		160	183
Deutsche Bank MTN
5.000%, 06/24/2020		550	691
3.700%, 05/30/2024		$865	865
1.500%, 01/20/2022	EUR	200	233
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	433
Kreditanstalt fuer Wiederaufbau
3.375%, 08/30/2017	CHF	370	389
Kreditanstalt fuer Wiederaufbau MTN
2.800%, 02/17/2021	AUD	1,230	954
RWE Finance, Ser E MTN
6.250%, 06/03/2030	GBP	125	223
Volkswagen Financial Services MTN
1.750%, 08/21/2017		230	299
Volkswagen Leasing GmbH MTN
2.625%, 01/15/2024	EUR	700	869

			36,827

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022		245	285

SEI Institutional International Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Indonesia — 0.3%
Republic of Indonesia MTN
4.750%, 01/08/2026		$350	$376
2.875%, 07/08/2021	EUR	730	892

			1,268

Ireland — 1.3%
AIB Mortgage Bank MTN
0.625%, 07/27/2020		305	355
Allied Irish Banks MTN (B)
7.375%, 12/29/2049		200	243
4.125%, 11/26/2025		177	215
Ardagh Packaging Finance
4.125%, 05/15/2023 (A)		245	296
Bank of Ireland
7.375%, 12/29/2049 (B)		200	248
Bank of Ireland MTN
4.250%, 06/11/2024 (B)		220	265
Bank of Ireland Mortgage Bank
1.750%, 03/19/2019		450	530
Ireland Government Bond
4.500%, 10/18/2018		345	418
4.500%, 04/18/2020		300	388
3.400%, 03/18/2024		185	252
1.000%, 05/15/2026		1,445	1,665
0.800%, 03/15/2022		300	355
Ryanair
1.125%, 08/15/2023		470	539

			5,769

Israel — 0.3%
Israel Government Bond
4.250%, 03/31/2023	ILS	2,191	740
Teva Pharmaceutical Finance Netherlands II
1.250%, 03/31/2023	EUR	191	216
1.125%, 10/15/2024		220	240

			1,196

Italy — 7.5%
Assicurazioni Generali MTN
7.750%, 12/12/2042 (B)		300	423
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037		555	736
Enel Finance International
1.375%, 06/01/2026		300	341
Enel Finance International MTN
1.966%, 01/27/2025		200	242
FCA Bank MTN
2.875%, 01/26/2018		210	243
2.625%, 04/17/2019		350	416
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		$200	203
3.928%, 09/15/2026	EUR	165	199
1.125%, 03/04/2022		775	897

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Italy Buoni Poliennali Del Tesoro
5.500%, 11/01/2022	EUR	2,235	$3,136
5.000%, 08/01/2034		335	497
4.750%, 09/01/2044 (A)		350	504
4.000%, 09/01/2020		2,355	3,002
3.750%, 05/01/2021		561	719
3.750%, 09/01/2024		1,265	1,649
3.500%, 03/01/2030 (A)		1,290	1,631
3.450%, 03/01/2048 (A)		1,256	1,462
2.700%, 03/01/2047 (A)		1,147	1,167
2.500%, 12/01/2024		625	753
2.200%, 06/01/2027		495	568
2.000%, 12/01/2025		265	305
1.500%, 08/01/2019		1,075	1,264
1.350%, 04/15/2022		5,297	6,180
1.250%, 12/01/2026		1,850	1,971
1.200%, 04/01/2022		1,630	1,889
0.750%, 01/15/2018		720	826
0.700%, 05/01/2020		460	532
0.300%, 10/15/2018		700	805
LKQ Italia Bondco
3.875%, 04/01/2024		109	134
UniCredit MTN
6.950%, 10/31/2022		231	318
2.000%, 03/04/2023		870	1,042
Unione di Banche Italiane
1.000%, 01/27/2023		185	216

			34,270

Japan — 20.7%
Government of Japan 5 Year Bond
0.300%, 09/20/2018	JPY	274,650	2,457
0.200%, 06/20/2019		514,950	4,610
0.100%, 12/20/2019		607,750	5,434
0.100%, 03/20/2020		421,500	3,770
Government of Japan 10 Year Bond
1.500%, 12/20/2017		61,200	549
0.900%, 06/20/2022		748,750	6,980
0.800%, 09/20/2023		476,050	4,455
0.300%, 12/20/2024		281,100	2,557
0.100%, 06/20/2026		457,750	4,091
Government of Japan 10 Year Bond, Ser 314
1.100%, 03/20/2021		351,700	3,267
Government of Japan 20 Year Bond
1.700%, 06/20/2033		533,600	5,719
1.400%, 09/20/2034		558,000	5,745
1.000%, 12/20/2035		50,000	483
0.500%, 09/20/2036		520,050	4,583
0.200%, 06/20/2036		214,700	1,792
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		46,600	509

4	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031	JPY	55,000	$599
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		877,850	9,390
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		95,400	1,009
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		146,650	1,531
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		297,300	3,193
Government of Japan 30 Year Bond
0.300%, 06/20/2046		131,200	1,011
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		85,400	1,023
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		221,750	2,626
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		127,000	1,446
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		377,400	4,176
Government of Japan 40 Year Bond
0.400%, 03/20/2056		210,000	1,515
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		22,400	256
Japanese Government CPI Linked Bond
0.100%, 03/10/2024		289,409	2,669
0.100%, 03/10/2025		51,852	481
0.100%, 03/10/2026		736,738	6,848

			94,774

Kazakhstan — 0.1%
Tengizchevroil Finance International
4.000%, 08/15/2026 (A)		$385	371

Luxembourg — 0.1%
Altice Financing MTN
5.250%, 02/15/2023	EUR	235	284

Mexico — 1.7%
Mexican Bonos
8.000%, 06/11/2020	MXN	38,211	2,190
7.750%, 11/13/2042		11,690	683
5.750%, 03/05/2026		11,907	614
Mexican Bonos, Ser M
6.500%, 06/10/2021		7,361	405
Mexican Bonos, Ser M20
10.000%, 12/05/2024		17,866	1,176
Mexican Udibonos
4.500%, 12/04/2025		2,393	832
4.000%, 11/30/2028		429	146
Petroleos Mexicanos MTN
5.125%, 03/15/2023	EUR	425	545
1.875%, 04/21/2022		380	428

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
United Mexican States MTN
4.125%, 01/21/2026		$400	$416
1.625%, 03/06/2024	EUR	416	478

			7,913

Morocco — 0.1%
Kingdom of Morocco
4.500%, 10/05/2020		370	469

Netherlands — 2.2%
ABN AMRO Bank
5.750%, 03/22/2166 (B)		200	242
ABN AMRO Bank MTN (B)
2.875%, 06/30/2025		500	601
2.875%, 01/18/2028		700	850
Achmea MTN
6.000%, 04/04/2043 (B)		210	270
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.500%, 05/26/2026 (B)		260	311
Cooperatieve Rabobank UA
6.625%, 12/29/2049 (B)		200	253
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	304
ING Bank MTN
6.875%, 05/29/2023 (B)		337	459
ING Groep
3.150%, 03/29/2022		$330	336
Kingdom of Netherlands
4.000%, 01/15/2037 (A)	EUR	95	165
3.750%, 01/15/2042 (A)		60	106
2.750%, 01/15/2047 (A)		50	77
2.000%, 07/15/2024 (A)		625	803
1.250%, 01/15/2019 (A)		485	569
0.500%, 07/15/2026 (A)		1,500	1,711
0.250%, 01/15/2020		340	395
0.250%, 07/15/2025 (A)		223	252
0.250%, 07/15/2025 (A)		699	791
Koninklijke KPN MTN
0.625%, 04/09/2025		300	327
MARB BondCo
7.000%, 03/15/2024 (A)		$282	273
NN Group
4.625%, 04/08/2044 (B)	EUR	125	157
Petrobras Global Finance
6.125%, 01/17/2022		$54	56
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (B)	GBP	153	213
Shell International Finance
2.000%, 11/15/2018		$560	564

SEI Institutional International Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Teva Pharmaceutical Finance Netherlands II
1.875%, 03/31/2027	EUR	139	$153

			10,238

New Zealand — 1.9%
New Zealand Government Bond
6.000%, 05/15/2021	NZD	4,780	3,963
5.500%, 04/15/2023		1,840	1,549
3.000%, 04/15/2020		1,535	1,146
2.500%, 09/20/2035		1,661	1,311
2.000%, 09/20/2025		610	476
Westpac Securities MTN
0.875%, 06/24/2019	EUR	100	116

			8,561

Norway — 0.4%
DNB Bank
6.500%, 12/29/2049 (B)		$355	380
Government of Norway
2.000%, 05/24/2023 (A)	NOK	3,895	485
Kommunalbanken MTN
1.000%, 03/15/2018 (A)		$800	798

			1,663

Panama — 0.1%
Carnival
1.875%, 11/07/2022		390	469

Poland — 0.8%
Republic of Poland
3.250%, 07/25/2025	PLN	1,870	509
2.500%, 07/25/2018		710	193
2.500%, 07/25/2026		2,160	550
Republic of Poland MTN
1.500%, 01/19/2026	EUR	600	719
Republic of Poland, Ser 1019
5.500%, 10/25/2019	PLN	1,520	442
Republic of Poland, Ser 1021
5.750%, 10/25/2021		3,490	1,067

			3,480

Portugal — 0.1%
EDP Finance BV MTN
2.000%, 04/22/2025	EUR	370	429

Romania — 0.0%
Romanian Government International Bond MTN
2.875%, 05/26/2028		150	176

Russia — 0.2%
Russian Federal Bond - OFZ
7.600%, 04/14/2021	RUB	45,465	761

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Saudi Arabia — 0.1%
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		$275	$271

Singapore — 0.4%
Government of Singapore
4.000%, 09/01/2018	SGD	495	372
3.125%, 09/01/2022		275	214
3.000%, 09/01/2024		859	670
Lincoln Finance
6.875%, 04/15/2021	EUR	275	336
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	489

			2,081

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	110	151

Slovenia — 0.0%
Slovenia Government Bond
1.500%, 03/25/2035		206	220

South Africa — 0.8%
Myriad International Holdings
4.850%, 07/06/2027 (A)		$370	370
Republic of South Africa
10.500%, 12/21/2026	ZAR	8,154	690
8.750%, 02/28/2048		27,404	1,864
8.000%, 01/31/2030		5,425	375
4.300%, 10/12/2028		$200	187

			3,486

South Korea — 1.1%
Korea Treasury Bond
4.250%, 06/10/2021	KRW	1,977,140	1,884
4.000%, 12/10/2031		465,320	493
3.750%, 12/10/2033		190,350	199
3.500%, 03/10/2024		269,870	256
3.250%, 09/10/2018		520,990	464
3.000%, 09/10/2024		186,630	173
2.750%, 03/10/2018		511,230	451
2.750%, 12/10/2044		593,940	567
1.500%, 12/10/2026		784,410	644

			5,131

Spain — 5.1%
Ayt Cedulas Cajas Global
4.750%, 05/25/2027	EUR	400	600
3.750%, 12/14/2022		600	803
Banco de Sabadell
0.875%, 11/12/2021		400	468
Banco de Sabadell MTN
5.625%, 05/06/2026		1,100	1,415

6	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Banco Popular Espanol
3.750%, 01/22/2019	EUR	100	$121
2.125%, 10/08/2019		100	120
Banco Santander
3.500%, 04/11/2022		$200	205
Bankia
4.125%, 03/24/2036	EUR	200	289
0.875%, 01/21/2021		300	351
Bankinter
2.500%, 04/06/2027 (B)		200	230
CaixaBank
0.000%, 01/09/2018 (B)		200	228
CaixaBank MTN
3.500%, 02/15/2027 (B)		1,100	1,310
Cirsa Funding Luxembourg
5.875%, 05/15/2023		165	197
5.750%, 05/15/2021		100	121
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	604
Gas Natural Fenosa Finance MTN
1.375%, 01/19/2027		200	226
Government of Spain
6.000%, 01/31/2029		465	766
4.700%, 07/30/2041 (A)		464	723
4.200%, 01/31/2037 (A)		475	691
2.900%, 10/31/2046 (A)		1,003	1,156
2.750%, 10/31/2024 (A)		591	756
1.950%, 07/30/2030 (A)		120	137
1.600%, 04/30/2025 (A)		241	285
1.500%, 04/30/2027 (A)		450	512
1.400%, 01/31/2020		885	1,052
1.300%, 10/31/2026 (A)		3,597	4,062
1.150%, 07/30/2020		935	1,108
0.750%, 07/30/2021		367	430
0.400%, 04/30/2022		1,020	1,168
0.250%, 04/30/2018		1,500	1,719
Iberdrola Finanzas MTN
1.000%, 03/07/2024		100	115
Kutxabank
1.250%, 09/22/2025		300	352
Santander Consumer Finance MTN
0.900%, 02/18/2020		300	348
Santander Issuances MTN
3.250%, 04/04/2026		300	365
Telefonica Emisiones MTN
5.375%, 02/02/2018	GBP	185	246
1.460%, 04/13/2026	EUR	300	340

			23,619

Supra-National — 0.5%
European Investment Bank
1.900%, 01/26/2026	JPY	50,000	524

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
European Investment Bank MTN
1.250%, 05/12/2025	SEK	7,500	$899
International Bank for Reconstruction & Development MTN
2.800%, 01/13/2021	AUD	1,230	955

			2,378

Sweden — 0.9%
Essity
1.125%, 03/27/2024		175	200
Intrum Justitia
2.750%, 07/15/2022 (A)	EUR	330	378
Kingdom of Sweden
3.500%, 03/30/2039	SEK	545	87
1.500%, 11/13/2023 (A)		2,575	329
1.000%, 11/12/2026		2,505	306
Kingdom of Sweden, Ser 1047
5.000%, 12/01/2020		3,700	518
Kingdom of Sweden, Ser 1052
4.250%, 03/12/2019		5,275	677
Nordea Bank MTN
6.125%, 03/23/2166 (B)		$280	293
Skandinaviska Enskilda Banken
1.806%, 09/13/2019 (A)(B)		200	201
Skandinaviska Enskilda Banken MTN
5.750%, 11/29/2049 (B)		265	272
Stadshypotek MTN
4.250%, 10/10/2017	AUD	600	463
Svenska Handelsbanken
5.250%, 12/29/2049 (B)		$370	375
Vattenfall
3.000%, 03/19/2077 (B)	EUR	175	195

			4,294

Switzerland — 1.2%
Credit Suisse Group (A)
7.500%, 12/11/2048 (B)		$270	303
4.282%, 01/09/2028		250	258
Dufry Finance
4.500%, 08/01/2023		220	267
Government of Switzerland
3.500%, 04/08/2033	CHF	310	488
3.000%, 05/12/2019		160	179
2.000%, 04/28/2021		1,070	1,229
2.000%, 05/25/2022		110	129
1.500%, 04/30/2042		300	396
1.250%, 06/11/2024		585	676
UBS Group
5.750%, 12/29/2049 (B)	EUR	340	428
UBS Group Funding Switzerland
4.125%, 09/24/2025 (A)		$220	231
1.750%, 11/16/2022	EUR	427	513

SEI Institutional International Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.500%, 11/30/2024	EUR	325	$379

			5,476

Thailand — 0.3%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,300	579
4.675%, 06/29/2044		1,800	65
3.650%, 12/17/2021		16,020	506
3.625%, 06/16/2023		7,815	248

			1,398

Turkey — 0.2%
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021		$290	299
Turkey Government International Bond
5.125%, 05/18/2020	EUR	415	518
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021		185	211

			1,028

United Kingdom — 9.9%
Anglian Water Services Financing
6.875%, 08/21/2023	GBP	230	391
Anglo American Capital
3.750%, 04/10/2022 (A)		$280	281
Arqiva Financing MTN
4.040%, 06/30/2020	GBP	220	303
Aviva MTN
3.375%, 12/04/2045 (B)	EUR	280	328
Barclays
8.000%, 12/15/2049 (B)		340	425
Barclays MTN
2.625%, 11/11/2025 (B)		260	305
1.875%, 03/23/2021		260	310
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	300
BAT International Finance MTN
0.875%, 10/13/2023	EUR	625	701
BP Capital Markets MTN
2.177%, 09/28/2021		245	300
Canary Wharf Finance II
6.455%, 04/22/2030	GBP	14	31
5.952%, 01/22/2035		20	36
Coventry Building Society MTN
4.625%, 04/19/2018		230	308
Delphi Automotive
1.500%, 03/10/2025	EUR	420	476
FCE Bank MTN
1.615%, 05/11/2023		510	592
HBOS Capital Funding
6.461%, 11/29/2049 (B)	GBP	115	158
Heathrow Funding MTN
6.000%, 03/20/2020		100	145
1.875%, 05/23/2022	EUR	750	909

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
HSBC Holdings
6.000%, 12/29/2049 (B)	EUR	345	$441
HSBC Holdings MTN
3.000%, 06/30/2025		425	531
Imperial Brands Finance
1.375%, 01/27/2025		475	539
0.500%, 07/27/2021		150	170
International Game Technology
4.750%, 02/15/2023		160	199
Lecta
6.500%, 08/01/2023 (A)		113	136
Lloyds Bank MTN
1.000%, 11/19/2021		300	352
Lloyds Banking Group
6.375%, 06/27/2049 (B)		355	433
Mondi Finance MTN
1.500%, 04/15/2024		500	581
Nationwide Building Society MTN
4.625%, 02/08/2021		550	730
4.125%, 03/20/2023 (B)		295	345
0.500%, 10/29/2019		345	397
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	315
Royal Bank of Scotland MTN
3.875%, 10/19/2020	EUR	123	158
Royal Bank of Scotland Group
7.640%, 09/29/2017 (B)		$200	192
Royal Bank of Scotland Group MTN
2.500%, 03/22/2023	EUR	665	805
Santander UK
6.222%, 05/29/2049 (B)	GBP	170	214
Santander UK MTN
4.250%, 04/12/2021	EUR	350	461
1.125%, 01/14/2022		330	385
Sky MTN
1.500%, 09/15/2021		355	419
Standard Chartered
2.680%, 01/30/2049 (A)(B)		$500	425
Standard Chartered MTN
4.000%, 10/21/2025 (B)	EUR	170	209
TSB Banking Group MTN
5.750%, 05/06/2026 (B)	GBP	104	146
United Kingdom Gilt
4.500%, 12/07/2042		675	1,340
4.250%, 12/07/2027		125	210
4.250%, 06/07/2032		110	193
4.250%, 06/07/2032		2,500	4,379
3.750%, 07/22/2052		115	225
3.500%, 01/22/2045		2,470	4,304
3.250%, 01/22/2044		990	1,642
2.500%, 07/22/2065		955	1,566
2.000%, 09/07/2025		3,038	4,238

8	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.750%, 07/22/2019	GBP	1,655	$2,211
1.500%, 01/22/2021		875	1,177
1.250%, 07/22/2018		281	368
0.500%, 07/22/2022		1,688	2,172
United Kingdom Treasury
4.750%, 12/07/2030		1,035	1,873
4.250%, 03/07/2036		360	650
4.250%, 09/07/2039		1,070	1,989
4.250%, 12/07/2040		275	518
Virgin Media Finance MTN
4.500%, 01/15/2025	EUR	121	144
Virgin Media Secured Finance MTN
11.000%, 01/15/2021 (C)	GBP	300	452
Wales & West Utilities Finance
6.250%, 11/30/2021		240	379
Western Power Distribution West Midlands
3.875%, 10/17/2024		230	337

			45,249

United States — 8.1%
21st Century Fox America
4.500%, 02/15/2021		$75	80
Adient Global Holdings
3.500%, 08/15/2024	EUR	215	249
Aetna
2.800%, 06/15/2023		$250	250
2.750%, 11/15/2022		40	40
Allergan
0.500%, 06/01/2021		785	894
Altria Group
4.750%, 05/05/2021		180	196
4.250%, 08/09/2042		265	274
American Express Credit
0.625%, 11/22/2021	EUR	367	421
American International Group
1.994%, 03/15/2067 (B)	GBP	150	185
1.875%, 06/21/2027	EUR	490	553
Amgen
1.250%, 02/25/2022		550	646
Anthem
4.650%, 01/15/2043		$110	118
2.300%, 07/15/2018		150	151
AT&T
3.550%, 09/14/2037	GBP	375	473
3.150%, 09/04/2036	EUR	295	332
2.400%, 03/15/2024		400	487
1.050%, 09/04/2023		645	732
Bank of America MTN
5.500%, 11/22/2021	GBP	225	338
2.375%, 06/19/2024	EUR	835	1,023
1.625%, 09/14/2022		261	309
0.219%, 09/14/2018 (B)		375	428

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Berkshire Hathaway
0.625%, 01/17/2023	EUR	485	$551
0.500%, 03/13/2020		570	656
Carnival
1.625%, 02/22/2021		180	214
Charter Communications Operating
4.908%, 07/23/2025		$375	405
Citigroup MTN
1.500%, 10/26/2028	EUR	1,400	1,547
0.750%, 10/26/2023		735	823
Coca-Cola
1.100%, 09/02/2036		145	146
Crown European Holdings
3.375%, 05/15/2025		330	390
DH Europe Finance
1.700%, 01/04/2022		535	642
Discovery Communications
1.900%, 03/19/2027		140	152
Dover MTN
2.125%, 12/01/2020		267	323
FedEx
1.000%, 01/11/2023		560	642
Fidelity National Information Services
1.100%, 07/15/2024		290	327
0.400%, 01/15/2021		739	841
General Electric
1.500%, 05/17/2029		1,665	1,875
General Motors Financial MTN
0.955%, 09/07/2023		840	927
Goldman Sachs Group
2.625%, 04/25/2021		$425	426
Goldman Sachs Group MTN
3.000%, 02/12/2031	EUR	926	1,133
2.000%, 07/27/2023		900	1,078
1.625%, 07/27/2026		375	423
Hertz Holdings Netherlands
4.375%, 01/15/2019		265	304
Hess
4.300%, 04/01/2027		$333	325
Hewlett Packard Enterprise
4.900%, 10/15/2025		350	367
Honeywell International
1.300%, 02/22/2023		520	610
HSBC Holdings
2.950%, 05/25/2021		375	380
JPMorgan Chase
3.200%, 06/15/2026		175	173
Mastercard
1.100%, 12/01/2022	EUR	445	520
McKesson
1.500%, 11/17/2025		278	317
0.625%, 08/17/2021		355	403

SEI Institutional International Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Molson Coors Brewing
1.250%, 07/15/2024	EUR	710	$804
Morgan Stanley
1.875%, 03/30/2023		490	585
Morgan Stanley MTN
1.875%, 04/27/2027		675	769
1.750%, 03/11/2024		325	383
1.750%, 01/30/2025		830	970
1.375%, 10/27/2026		360	397
National Capital Trust I (B)
5.620%, 12/17/2018 (A)	GBP	35	48
5.620%, 09/29/2049		150	205
Nordea Bank MTN
2.250%, 05/27/2021 (A)		$425	422
Odebrecht Finance
7.125%, 06/26/2042		280	113
Parker-Hannifin
1.125%, 03/01/2025 (A)	EUR	125	142
Philip Morris International MTN
2.875%, 03/03/2026		235	304
1.875%, 03/03/2021		300	361
PNC Bank
2.700%, 11/01/2022		$445	445
PNC Funding
3.300%, 03/08/2022		150	156
Priceline Group
2.375%, 09/23/2024		411	497
Prologis International Funding II MTN
2.875%, 04/04/2022	EUR	220	275
Prudential Financial
5.625%, 06/15/2043 (B)		$125	137
Republic Services
4.750%, 05/15/2023		155	170
Seagate HDD Cayman
4.750%, 06/01/2023		17	18
4.750%, 01/01/2025		123	124
Societe Generale MTN
2.500%, 04/08/2021 (A)		500	501
Southern Power
1.850%, 06/20/2026	EUR	525	603
Telefonica Emisiones SAU
5.213%, 03/08/2047		$228	246
Thermo Fisher Scientific
1.500%, 12/01/2020		426	502
0.750%, 09/12/2024		155	170
United Technologies
1.125%, 12/15/2021		390	458
US Bancorp MTN
0.850%, 06/07/2024	EUR	366	413
Vale Overseas
5.875%, 06/10/2021		$25	27

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Valeant Pharmaceuticals International
4.500%, 05/15/2023 (A)	EUR	170	$159
Wells Fargo MTN
4.600%, 04/01/2021		$75	81
1.625%, 06/02/2025	EUR	525	618
1.375%, 10/26/2026		175	198
Wells Fargo Bank MTN
5.250%, 08/01/2023	GBP	350	542

			36,942

Uruguay — 0.0%
Republic of Uruguay
9.875%, 06/20/2022 (A)	UYU	3,181	116

Total Global Bonds
(Cost $444,066) ($ Thousands)			444,715

MORTGAGE-BACKED SECURITIES — 2.8%
Agency Mortgage-Backed Obligation — 0.5%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M1
2.666%, 09/25/2024 (B)		$52	53
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
3.066%, 10/25/2027 (B)		490	503
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.624%, 12/25/2027 (B)		148	151
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M1
2.316%, 05/25/2025 (B)		64	65
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
4.016%, 05/25/2028 (B)		235	242
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
3.924%, 07/25/2028 (B)		276	286
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
7.374%, 09/25/2028 (B)		250	306
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.416%, 07/25/2029 (B)		366	371

10	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
4.666%, 10/25/2029 (B)	$470	$496

		2,473

Non-Agency Mortgage-Backed Obligation — 2.3%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
3.183%, 09/25/2034 (B)	35	34
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (B)	2	3
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl D
4.901%, 03/10/2047 (A)(B)	20	18
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A3
2.935%, 04/10/2048	30	30
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl A4
3.762%, 06/10/2048	175	183
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	95	100
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	150	155
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
3.231%, 05/25/2035 (B)	326	325
COMM Mortgage Trust, Ser 2008-LS1, Cl A4B
6.109%, 12/10/2049 (B)	53	53
COMM Mortgage Trust, Ser 2012-CR4, Cl A3
2.853%, 10/15/2045	130	131
COMM Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/2045	125	124
COMM Mortgage Trust, Ser 2012-CRE4, Cl XA, IO
1.884%, 10/15/2045 (B)	166	11
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
1.067%, 08/10/2046 (B)	495	17
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	135	138
COMM Mortgage Trust, Ser 2013-CR6, Cl D
4.170%, 03/10/2046 (A)(B)	515	471
COMM Mortgage Trust, Ser 2013-CR7, Cl XA, IO
1.484%, 03/10/2046 (B)	860	47
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	205	211
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-CR21, Cl A3
3.528%, 12/10/2047	$75	$77
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	60	63
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	180	187
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (A)	100	101
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	155	157
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	50	52
COMM Mortgage Trust, Ser 2016-DC2, Cl A5
3.765%, 02/10/2049	195	204
Commercial Mortgage Pass-Through Certificates, Ser 2008-C1, Cl A3
6.302%, 02/15/2041 (B)	27	27
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl XA, IO
0.823%, 02/10/2047 (B)	679	21
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	21	21
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl XA, IO
0.951%, 04/15/2050 (B)	1,457	76
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl XA, IO
0.870%, 06/15/2057 (B)	532	26
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	85	87
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl D
3.508%, 08/15/2048 (B)	75	57
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	155	162
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl XA, IO
1.054%, 11/15/2048 (B)	993	59
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/2049	205	209
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
3.216%, 10/25/2023 (B)	36	36
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
2.624%, 01/25/2024 (B)	285	288

SEI Institutional International Trust / Quarterly Report / June 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.974%, 05/25/2024 (B)	$3	$3
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.216%, 11/25/2024 (B)	479	540
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M1
3.174%, 09/25/2028 (B)	317	321
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
5.466%, 01/25/2029 (B)	95	104
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
2.374%, 01/25/2029 (B)	138	139
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
2.324%, 04/25/2029 (B)	587	595
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
5.566%, 04/25/2029 (B)	153	168
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.324%, 07/25/2029 (B)	248	251
GE Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/2049 (B)	35	35
GS Mortgage Securities II, Ser 2012-ALOH, Cl A
3.551%, 04/10/2034 (A)	100	105
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.359%, 08/10/2044 (A)(B)	334	15
GS Mortgage Securities Trust, Ser 2013-GC13, Cl XA, IO
0.193%, 07/10/2046 (B)	2,758	14
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	175	187
GS Mortgage Securities Trust, Ser 2014-GC20, Cl D
4.859%, 04/10/2047 (A)(B)	80	58
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
2.713%, 01/25/2035 (B)	81	77
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A3A1
3.538%, 09/15/2047	185	191
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl XA, IO
0.838%, 09/15/2047 (B)	973	32
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	32	32

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4
6.068%, 02/12/2051		$24	$24
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4FL
2.617%, 02/12/2051 (B)		274	262
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045		135	137
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A5
2.840%, 12/15/2047		135	136
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
3.056%, 12/25/2034 (B)		65	65
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.067%, 04/15/2041 (B)		35	35
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.458%, 03/10/2049 (A)		159	155
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A3
3.766%, 11/15/2046		130	137
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl A4
3.526%, 12/15/2047		55	57
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl XA, IO
1.116%, 10/15/2048 (B)		134	9
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C31, Cl A5
3.102%, 11/15/2049		175	174
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.332%, 10/12/2052 (A)(B)		15	11
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.332%, 10/12/2052 (A)(B)		10	1
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A3
3.337%, 12/15/2049		155	157
Morgan Stanley Capital I Trust, Ser 2017-H1, Cl XA, IO
1.465%, 06/15/2050		125	13
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (A)(B)		135	134
TAGUS-Sociedade de Titularizacao de Creditos, Ser 2014-2, Cl SNR
2.980%, 02/16/2018	EUR	109	126

12	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	$215	$220
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	135	138
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	71
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	165	169
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	175	177
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.410%, 09/15/2058	165	169
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Cl D
4.103%, 05/15/2048 (B)	65	56
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A4
3.560%, 01/15/2059	170	176
Wells Fargo Commercial Mortgage Trust, Ser 2017-C38, Cl A5
3.453%, 07/15/2050	205	210
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	195	197
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl D
5.577%, 04/15/2045 (A)(B)	55	55
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A3
2.870%, 11/15/2045	170	172
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	75	78
WFRBS Commerical Mortgage Trust, Ser 2013-C15, Cl A3
3.881%, 08/15/2046	70	74

		10,498

Total Mortgage-Backed Securities
(Cost $12,863) ($ Thousands)		12,971

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bond STRIPS (D)
2.929%, 08/15/2045	1,070	470
2.821%, 11/15/2045	525	229

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds
0.250%, 01/15/2025		$1,956	$1,922

Total U.S. Treasury Obligations
(Cost $2,678) ($ Thousands)			2,621

CORPORATE OBLIGATIONS — 0.5%
United States — 0.5%
Adient Global Holdings
3.500%, 08/15/2024 (A)	EUR	110	127
Belden
3.375%, 07/15/2027		227	258
CenturyLink
6.450%, 06/15/2021		$144	156
CNA Financial
7.250%, 11/15/2023		110	133
Cox Communications
2.950%, 06/30/2023 (A)		127	124
Dell International
5.450%, 06/15/2023 (A)		240	260
Liberty Mutual Finance Europe
1.750%, 03/27/2024 (A)	EUR	343	397
Nabors Industries
5.500%, 01/15/2023 (A)		$187	177
Navient MTN
5.500%, 01/15/2019		248	258
Pioneer Natural Resources
4.450%, 01/15/2026		75	79
Seagate
4.875%, 03/01/2024 (A)		85	87
Sprint Spectrum
3.360%, 09/20/2021 (A)		246	248

Total Corporate Obligations
(Cost $2,221) ($ Thousands)			2,304

Total Investments — 101.0%
(Cost $461,828) ($ Thousands) @			$462,611

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
3 Month Euribor	(43)	Mar-2019	$1
Australian 3-Year Bond	14	Sep-2017	(7)
Canadian 10-Year Bond	14	Sep-2017	(44)
Euro	(180)	Sep-2007	(556)
Euro-Bob	(102)	Sep-2017	143
Euro-BTP	3	Sep-2017	(12)
Euro-Bund	(94)	Sep-2017	276
Euro-Buxl 30 Year Bond	6	Sep-2017	(33)
Euro-Buxl 30 Year Bond	7	Sep-2017	(28)

SEI Institutional International Trust / Quarterly Report / June 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-OAT 10 Year Bond	8	Sep-2017	$(20)
Euro-Schatz	56	Sep-2017	(3)
Japanese 10-Year Bond	4	Sep-2017	(10)
Japanese 10-Year Bond E-MINI	86	Sep-2017	(13)
Long Gilt 10-Year Bond	4	Sep-2017	(1)
U.S. 10-Year Treasury Note	(129)	Sep-2017	79
U.S. 10-Year Treasury Note	7	Sep-2017	(9)
U.S. 2-Year Treasury Note	(40)	Oct-2017	11
U.S. 5-Year Treasury Note	(69)	Oct-2017	29
U.S. Long Treasury Bond	9	Sep-2017	(15)
U.S. Ultra Long Treasury Bond	(12)	Sep-2017	(26)
Ultra 10-Year U.S. Treasury Note	(55)	Sep-2017	2

			$(236)

A list of the forward foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/05/17	USD	2,695	BRL	8,973	$14
07/05/17	BRL	8,973	USD	2,712	3
08/02/17	BRL	8,973	USD	2,679	(13)
07/06/17	USD	138	NZD	190	1
07/06/17-07/10/17	USD	2,350	AUD	3,179	88
07/06/17-08/08/17	USD	2,527	NOK	21,385	27
07/06/17-08/08/17	SGD	3,534	USD	2,558	(10)
07/06/17-08/08/17	ILS	4,954	USD	1,409	(12)
07/06/17-08/24/17	USD	4,279	CAD	5,681	98
08/08/17	USD	732	CAD	950	—
07/06/17-08/08/17	DKK	6,206	USD	945	(9)
08/08/17	CHF	3,458	USD	3,622	2
07/06/17	CHF	3,458	USD	3,558	(53)
07/06/17-07/21/17	USD	6,256	GBP	4,902	111
08/08/17-08/08/17	USD	696	GBP	535	—
07/06/17-08/08/17	USD	7,988	SEK	68,770	175
07/06/17-08/08/17	USD	15,932	EUR	14,217	291
07/13/17	USD	772	EUR	675	(2)
07/06/17-08/08/17	NOK	19,483	USD	2,310	(17)
07/06/17-08/08/17	NZD	21,906	USD	15,624	(409)
07/06/17-08/08/17	PLN	27,123	USD	7,122	(193)
07/06/17-07/14/17	USD	39,564	JPY	4,433,340	(103)
08/08/17	AUD	11,397	USD	8,756	20
07/06/17-07/10/17	AUD	30,874	USD	23,171	(509)
08/08/17-08/08/17	ZAR	6,463	USD	495	5
07/06/17-07/11/17	ZAR	40,053	USD	3,023	(31)
07/06/17-08/08/17	SEK	50,942	USD	5,871	(174)
07/21/17	GBP	211	USD	274	—
07/06/17-08/08/17	GBP	53,356	USD	69,014	(323)
08/08/17	CAD	19,226	USD	14,826	9
07/06/17-08/24/17	CAD	37,911	USD	28,334	(872)
08/08/17	MXN	34,633	USD	1,909	7
07/06/17-07/06/17	MXN	28,565	USD	1,529	(49)
07/06/17-08/08/17	RUB	93,426	USD	1,603	32
07/06/17-08/08/17	THB	94,080	USD	2,766	(4)

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
08/08/17-08/08/17	EUR	46,671	USD	53,412	$88
07/06/17-08/08/17	EUR	221,758	USD	245,303	(7,760)
07/06/17-08/08/17	KRW	16,803,774	USD	14,867	178
07/06/17-08/08/17	JPY	13,343,038	USD	120,438	1,617
07/14/17-08/08/17	JPY	5,636,853	USD	49,936	(297)
07/07/17	CZK	14,410	USD	611	(18)
07/10/17	CAD	1,134	NZD	1,209	11
07/11/17	USD	42	ZAR	550	—
07/13/17	GBP	2,544	EUR	2,916	22
07/14/17	USD	133	COP	390,400	(5)
07/14/17	EUR	851	SEK	8,281	11
07/14/17	COP	902,254	USD	308	13
07/20/17-07/20/17	USD	2,968	PLN	11,103	27
08/03/17	USD	156	MXN	2,825	(1)
08/03/17	MXN	79,992	USD	4,427	29
08/03/17	MXN	1,104	USD	60	(1)
08/16/17	USD	1,848	CNY	12,608	8
08/16/17	TWD	84,266	USD	2,782	11
08/18/17	USD	958	TRY	3,444	8
08/18/17	TRY	3,438	EUR	845	3
08/21/17	USD	3,738	INR	241,850	(16)
08/22/17-08/22/17	INR	240,771	USD	3,709	4
08/23/17	USD	449	ARS	7,617	(2)
08/23/17	USD	1,523	CZK	35,397	30

					$(7,940)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
ANZ	$(14,586)	$14,360	$(226)
Bank of America	(16,325)	16,410	85
Barclays PLC	(82,398)	82,327	(71)
BNP Paribas	(42,404)	42,324	(80)
Brown Brothers Harriman	(15,466)	15,449	(17)
BT Brokerage	(103,330)	101,473	(1,857)
CIBC	(5,548)	5,375	(173)
Citigroup	(63,491)	62,931	(560)
Commonwealth Bank Of Australia	(422)	420	(2)
Credit Agricole	(280)	283	3
Credit Suisse First Boston	(28,259)	28,457	198
Deutsche Bank	(17,090)	16,853	(237)
Goldman Sachs	(20,850)	20,830	(20)
HSBC	(24,256)	24,102	(154)
JPMorgan Chase Bank	(33,311)	33,445	134
Morgan Stanley	(173,060)	173,901	841
National Bank of Australia	(65,566)	65,556	(10)
Nomura Securities International	(699)	702	3

14	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Continued)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
RBC	$(281)	$275	$(6)
RBS	(84,381)	78,737	(5,644)
Standard Chartered	(3,825)	3,729	(96)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
TD Securities	$(1,525)	$1,525	$—
UBS	(13,204)	13,153	(51)

			$(7,940)

A list of open OTC swap agreements held by the Fund at June 30, 2017, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Credit Suisse	Cmbx.Na.Bb.6	SELL	5.00	05/11/63	(370)	$(5)
Credit Suisse	Cmbx.Na.Bb.6	SELL	5.00	05/11/63	(240)	(13)
Credit Suisse	Cmbx.Na.Bb.6	SELL	5.00	05/11/63	(130)	(7)
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	05/11/63	(373)	(16)
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	05/11/63	(127)	(6)
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	05/11/63	(134)	(7)
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	05/11/63	(460)	(18)
Deutsche Bank	Cmbx.Na.Bbb-.6	SELL	3.00	05/11/63	(406)	(17)

						$(89)

Percentages are based on Net Assets of $458,131 ($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $49,119 ($ Thousands), representing 10.7% of the Net Assets of the Fund.

(B)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2017. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at the time of purchase.

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $461,828 ($ Thousands), and the unrealized appreciation and depreciation were $13,308 ($ Thousands) and ($12,525) ($ Thousands), respectively.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

INR — Indian Rupee

ILS — Israeli New Sheckels

IO — Interest Only – face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PLN — Polish Zloty

RUB — Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

THB — Thai Bhat

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$444,715	$—	$444,715
Mortgage-Backed Securities	—	12,971	—	12,971
Corporate Obligations	—	2,304	—	2,304
U.S. Treasury Obligations	—	2,621	—	2,621

Total Investments in Securities	$—	$462,611	$—	$462,611

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$545	$—	$—	$545
Unrealized Depreciation	(781)	—	—	(781)
Forwards Contracts *
Unrealized Appreciation	—	2,943	—	2,943
Unrealized Depreciation	—	(10,883)	—	(10,883)
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(89)	—	(89)

Total Other Financial Instruments	$(236)	$(8,029)	$—	$(8,265)

* Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

SEI Institutional International Trust / Quarterly Report / June 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

International Fixed Income Fund (Concluded)

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of June 30, 2017, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $2.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$(310,327)	$-	$(310,327)
Maximum potential amount of future payments	-	-	2,240,000	-	2,240,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]	$-	$-	$-	$-	$-	$-
0-400	-	-	-	-	-	-
> than 400	-	-	-	-	2,240,000	2,240,000
Total	$-	$-	$-	$-	$2,240,000	$2,240,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

16	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 93.9%
Angola — 0.3%
Angolan Government International Bond
9.500%, 11/12/2025 (A)	$	1,214	$1,276
9.500%, 11/12/2025		2,330	2,453

			3,729

Argentina — 4.0%
Argentina Bonar Bonds (B)
23.202%, 03/01/2020	ARS	20,078	1,233
22.400%, 03/01/2018		7,683	458
21.927%, 10/09/2017		2,158	136
Argentina POM Politica Monetaria
26.250%, 06/21/2020 (B)		54,912	3,432
Argentina Treasury Bond
2.500%, 07/22/2021		6,000	430
Argentine Bonad Bonds
2.400%, 03/18/2018	$	1,568	1,559
Argentine Bonos del Tesoro
22.750%, 03/05/2018	ARS	13,700	829
21.200%, 09/19/2018		27,802	1,686
18.200%, 10/03/2021		21,053	1,343
15.500%, 10/17/2026		46,769	3,131
Cablevision Holding
6.500%, 06/15/2021 (A)	$	214	227
City of Buenos Aires Argentina
23.301%, 03/29/2024 (B)	ARS	10,891	649
Pampa Energia
7.500%, 01/24/2027 (A)	$	343	358
Petrobras Argentina
7.375%, 07/21/2023 (A)		270	285
Provincia de Cordoba
7.125%, 06/10/2021 (A)		531	558
Provincia del Chaco Argentina
9.375%, 08/18/2024		654	647
Republic of Argentina
8.280%, 12/31/2033		2,286	2,526
7.820%, 12/31/2033	EUR	12,114	14,770
7.820%, 12/31/2033		8,278	9,907
7.125%, 06/28/2117	$	1,956	1,775
5.000%, 01/15/2027	EUR	3,555	3,778
3.380%, 03/31/2019 (C)		7,485	5,383
2.260%, 03/31/2019 (C)		564	406
0.099%, 12/31/2033	$	2,426	2,650
0.000%, 12/15/2035 (B)	EUR	18,827	1,881
YPF MTN
23.688%, 07/07/2020 (B)	$	368	400

			60,437

Armenia — 0.1%
Republic of Armenia
7.150%, 03/26/2025 (A)		1,798	1,966

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Azerbaijan — 1.7%
Republic of Azerbaijan
4.750%, 03/18/2024 (A)	$	4,719	$4,726
Southern Gas Corridor
6.875%, 03/24/2026 (A)		1,437	1,555
6.875%, 03/24/2026		2,632	2,849
6.875%, 03/24/2026		3,765	4,076
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		963	1,012
6.950%, 03/18/2030		6,456	6,785
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		1,500	1,442
4.750%, 03/13/2023		3,820	3,672

			26,117

Bahrain — 0.1%
Bahrain Government International Bond
7.000%, 10/12/2028		679	687
7.000%, 10/12/2028 (A)		641	649

			1,336

Belize — 0.1%
Belize Government International Bond
5.000%, 02/20/2034 (C)		2,637	1,628

Bermuda — 0.3%
Government of Bermuda
4.854%, 02/06/2024		2,580	2,789
3.717%, 01/25/2027		1,321	1,326

			4,115

Bolivia — 0.0%
Bolivian Government International Bond
4.500%, 03/20/2028		370	362

Brazil — 9.0%
Banco Nacional de Desenvolvimento Economico e Social (A)
6.500%, 06/10/2019		660	700
4.750%, 05/09/2024		848	829
Braskem Finance
5.750%, 04/15/2021		1,797	1,876
Brazil Letras do Tesouro Nacional (D)
14.384%, 01/01/2019	BRL	88,654	23,545
10.760%, 07/01/2020		29,821	6,794
10.403%, 01/01/2020		38,000	9,132
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)	$	1,420	1,438
5.477%, 07/24/2023		300	302
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,176	1,144
5.333%, 02/15/2028		4,590	4,464
5.333%, 02/15/2028 (A)		224	218

SEI Institutional International Trust / Quarterly Report / June 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2022	BRL	6,000	$5,635
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		51,708	15,579
10.000%, 01/01/2023		33,259	9,886
10.000%, 01/01/2025		39,923	11,722
10.000%, 01/01/2027		38,967	11,356
Brazilian Government International Bond
6.000%, 04/07/2026	$	3,218	3,472
5.625%, 02/21/2047		845	807
BRF
4.750%, 05/22/2024		1,000	984
Cosan Luxembourg
7.000%, 01/20/2027 (A)		253	259
ESAL GmbH
6.250%, 02/05/2023 (A)		104	91
Federal Republic of Brazil
8.250%, 01/20/2034		2,991	3,739
5.625%, 01/07/2041		416	401
5.000%, 01/27/2045		2,309	2,020
GTL Trade Finance
5.893%, 04/29/2024 (A)		149	150
JBS Investments GmbH
7.250%, 04/03/2024		225	201
Klabin Finance
5.250%, 07/16/2024		790	800
Marfrig Holdings Europe
8.000%, 06/08/2023		1,100	1,117
Minerva Luxembourg
6.500%, 09/20/2026 (A)		2,293	2,233
6.500%, 09/20/2026		1,401	1,364
Petrobras Global Finance
8.750%, 05/23/2026		2,741	3,152
7.375%, 01/17/2027		3,853	4,076
6.250%, 03/17/2024		2,199	2,241
Rumo Luxembourg
7.375%, 02/09/2024 (A)		898	922
Ultrapar International
5.250%, 10/06/2026		330	330
Vale Overseas
6.875%, 11/21/2036		920	987
VM Holding
5.375%, 05/04/2027 (A)		2,891	2,918

			136,884

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		1,293	1,526
9.500%, 11/19/2025		888	1,048

			2,574

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Chile — 0.6%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	$132
5.000%, 03/01/2035		1,560,000	2,515
4.500%, 02/28/2021		350,000	551
Empresa de Transporte de Pasajeros Metro
5.000%, 01/25/2047 (A)	$	2,365	2,547
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,323	1,345
Empresa Nacional del Petroleo
4.375%, 10/30/2024		200	208
3.750%, 08/05/2026 (A)		387	385
3.750%, 08/05/2026		640	637
Nacional del Cobre de Chile
4.500%, 09/16/2025 (A)		726	773
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	515

			9,608

China — 0.3%
Proven Honour Capital
4.125%, 05/06/2026	$	1,800	1,834
Sinopec Group Overseas Development
4.375%, 04/10/2024		197	210
3.500%, 05/03/2026 (A)		1,762	1,751

			3,795

Colombia — 4.9%
Bogota Distrito Capital
9.750%, 07/26/2028 (A)	COP	8,820,000	3,096
9.750%, 07/26/2028		370,000	130
Colombian TES
11.000%, 07/24/2020		796,900	300
10.000%, 07/24/2024		16,912,800	6,747
7.750%, 09/18/2030		1,040,700	370
7.500%, 08/26/2026		36,966,900	12,927
7.000%, 05/04/2022		49,316,100	16,876
5.000%, 11/21/2018		18,962,600	6,220
4.750%, 04/04/2035		2,017,200	1,910
Ecopetrol
7.375%, 09/18/2043	$	280	301
5.875%, 05/28/2045		745	684
5.375%, 06/26/2026		717	746
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	297
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		3,962,000	1,335
7.625%, 09/10/2024 (A)		3,116,000	1,026
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	375
7.875%, 08/12/2024		884,000	294
Republic of Colombia
11.750%, 02/25/2020	$	322	399

2	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.850%, 06/28/2027	COP	1,257,000	$527
9.850%, 06/28/2027		3,803,000	1,596
8.125%, 05/21/2024		$550	701
7.750%, 04/14/2021	COP	3,331,000	1,166
7.375%, 09/18/2037		$1,570	2,019
6.125%, 01/18/2041		3,194	3,683
6.000%, 04/28/2028	COP	13,776,200	4,299
4.500%, 01/28/2026		$1,636	1,742
4.375%, 07/12/2021 (E)		3,341	3,555
4.375%, 03/21/2023	COP	1,089,000	332
4.375%, 03/21/2023		1,782,000	543
4.000%, 02/26/2024		$388	403

			74,599

Costa Rica — 1.4%
Banco Nacional de Costa Rica (A)
6.250%, 11/01/2023		753	791
5.875%, 04/25/2021		597	624
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	429
6.375%, 05/15/2043		250	223
Republic of Costa Rica
7.158%, 03/12/2045		3,436	3,608
7.158%, 03/12/2045 (A)		1,237	1,299
7.158%, 03/12/2045		4,436	4,658
7.000%, 04/04/2044		2,387	2,482
7.000%, 04/04/2044 (A)		4,191	4,359
5.625%, 04/30/2043 (A)		130	117
5.625%, 04/30/2043		510	458
4.375%, 04/30/2025		1,720	1,632

			20,680

Croatia — 1.0%
Government of Croatia
6.625%, 07/14/2020		4,003	4,413
6.375%, 03/24/2021 (A)(E)		2,229	2,477
6.375%, 03/24/2021		660	733
6.000%, 01/26/2024 (A)		200	224
5.500%, 04/04/2023		200	219
3.000%, 03/11/2025	EUR	6,050	7,142

			15,208

Dominican Republic — 1.3%
Dominican Republic International Bond
15.950%, 06/04/2021	DOP	3,800	95
11.500%, 05/10/2024		55,000	1,216
11.000%, 01/05/2018		6,320	134
11.000%, 07/30/2021 (A)		53,760	1,150
9.040%, 01/23/2018		$242	247
8.625%, 04/20/2027		1,332	1,581
7.500%, 05/06/2021		404	447
7.450%, 04/30/2044 (A)		2,205	2,517
7.450%, 04/30/2044		610	695
7.450%, 04/30/2044		451	514

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.875%, 01/29/2026		$443	$493
6.850%, 01/27/2045 (A)		3,708	3,949
6.850%, 01/27/2045		400	426
6.850%, 01/27/2045		1,200	1,278
6.600%, 01/28/2024		656	721
5.950%, 01/25/2027		1,114	1,164
5.950%, 01/25/2027 (A)		888	928
5.875%, 04/18/2024 (A)		71	75
5.500%, 01/27/2025		249	257
5.500%, 01/27/2025		1,721	1,777

			19,664

Ecuador — 0.5%
Petroamazonas EP
4.625%, 02/16/2020 (A)		380	355
Republic of Ecuador
10.750%, 03/28/2022 (A)		751	802
10.500%, 03/24/2020		273	287
9.625%, 06/02/2027		777	777
8.750%, 06/02/2023		660	650
7.950%, 06/20/2024		4,575	4,277

			7,148

Egypt — 1.2%
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)		865	932
8.500%, 01/31/2047		5,280	5,691
7.500%, 01/31/2027		4,302	4,569
6.125%, 01/31/2022		497	508
6.125%, 01/31/2022 (A)		361	369
Egypt Treasury Bills (D)
19.502%, 12/19/2017	EGP	54,175	2,732
19.016%, 01/16/2018		41,075	2,042
19.015%, 01/09/2018		34,875	1,740

			18,583

El Salvador — 0.9%
Republic of El Salvador
8.625%, 02/28/2029		$2,236	2,326
8.250%, 04/10/2032		647	641
8.250%, 04/10/2032 (A)		126	125
7.750%, 01/24/2023		1,323	1,338
7.650%, 06/15/2035		1,385	1,294
7.650%, 06/15/2035 (E)		2,017	1,885
7.625%, 02/01/2041		1,788	1,657
7.375%, 12/01/2019		417	422
7.375%, 12/01/2019		226	229
6.375%, 01/18/2027 (A)		1,401	1,265
6.375%, 01/18/2027		863	779
6.375%, 01/18/2027		950	857
5.875%, 01/30/2025		210	188
5.875%, 01/30/2025		200	179

SEI Institutional International Trust / Quarterly Report / June 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.875%, 01/30/2025 (A)		$704	$631

			13,816

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		510	505

Gabon — 0.3%
Gabonese Republic
8.200%, 12/12/2017		282	286
6.950%, 06/16/2025 (A)		1,232	1,227
6.375%, 12/12/2024		1,315	1,280
6.375%, 12/12/2024 (A)		2,382	2,319

			5,112

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)(E)		421	468

Ghana — 0.8%
Republic of Ghana
24.750%, 07/19/2021		3,864	1,029
24.500%, 04/22/2019		1,926	474
24.000%, 09/09/2019		964	239
10.750%, 10/14/2030		6,373	7,890
8.125%, 01/18/2026		2,050	2,091

			11,723

Guatemala — 0.0%
Comcel Trust
6.875%, 02/06/2024 (A)		390	415

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027 (A)		490	506
6.250%, 01/19/2027		326	337

			843

Hungary — 1.1%
Republic of Hungary
7.625%, 03/29/2041		7,810	11,637
5.500%, 06/24/2025	HUF	138,870	615
5.375%, 02/21/2023		$1,750	1,947
3.000%, 06/26/2024	HUF	512,410	1,958

			16,157

India — 0.0%
Vedanta Resources
8.250%, 06/07/2021 (A)		$28	31

Indonesia — 9.4%
Indika Energy Capital II
6.875%, 04/10/2022		45	44
Indo Energy Finance II
6.375%, 01/24/2023		1,255	1,172

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	67,036,000	$5,671
8.250%, 07/15/2021		10,611,000	838
Listrindo Capital
4.950%, 09/14/2026		$350	354
Majapahit Holding
7.750%, 01/20/2020		894	999
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,659	1,769
Pertamina Persero
6.500%, 05/27/2041 (A)		380	434
6.000%, 05/03/2042 (A)		935	1,009
6.000%, 05/03/2042		340	367
5.250%, 05/23/2021 (A)		921	997
4.875%, 05/03/2022 (A)		220	235
Pertamina Persero MTN
6.450%, 05/30/2044 (A)		665	755
6.450%, 05/30/2044		439	500
5.625%, 05/20/2043		2,692	2,786
5.625%, 05/20/2043 (A)		1,434	1,484
5.625%, 05/20/2043		300	311
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		580	580
Republic of Indonesia
12.800%, 06/15/2021	IDR	210,000	19
11.000%, 09/15/2025		3,200,000	302
9.000%, 03/15/2029		187,712,000	16,040
8.500%, 10/12/2035		$505	727
8.500%, 10/12/2035		925	1,332
8.375%, 03/15/2024	IDR	236,319,000	19,250
8.375%, 09/15/2026		93,384,000	7,729
8.375%, 03/15/2034		95,294,000	7,697
8.250%, 06/15/2032		17,369,000	1,378
8.250%, 05/15/2036		93,070,000	7,490
7.750%, 01/17/2038		$1,497	2,065
7.000%, 05/15/2022	IDR	122,580,000	9,317
7.000%, 05/15/2027		18,800,000	1,428
6.625%, 05/15/2033		35,776,000	2,471
6.625%, 02/17/2037		$1,384	1,714
6.125%, 05/15/2028	IDR	26,020,000	1,813
5.625%, 05/15/2023		65,735,000	4,631
4.875%, 05/05/2021		$945	1,015
3.375%, 07/30/2025	EUR	5,630	7,003
Republic of Indonesia MTN
11.625%, 03/04/2019		$80	92
11.625%, 03/04/2019		1,049	1,212
11.625%, 03/04/2019 (A)		975	1,126
6.750%, 01/15/2044 (A)		183	236
5.875%, 01/15/2024 (A)		888	1,012
5.875%, 01/15/2024		6,050	6,896
5.875%, 01/15/2024		2,876	3,278
5.250%, 01/17/2042		692	748

4	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.125%, 01/15/2045 (A)		$217	$232
4.750%, 01/08/2026		1,219	1,309
4.750%, 01/08/2026 (A)		2,389	2,564
4.125%, 01/15/2025		3,015	3,109
4.125%, 01/15/2025		1,331	1,372
3.750%, 06/14/2028	EUR	2,675	3,342
3.375%, 04/15/2023 (A)		$1,939	1,947

			142,201

Iraq — 0.6%
Republic of Iraq
5.800%, 01/15/2028		9,637	8,550

Israel — 0.4%
Israel Government Bond - Fixed
5.500%, 01/31/2042	ILS	287	114
3.750%, 03/31/2047		5,902	1,795
2.000%, 03/31/2027		14,070	4,004

			5,913

Ivory Coast — 1.2%
Ivory Coast Government International Bond
6.375%, 03/03/2028 (A)		$2,562	2,588
6.125%, 06/15/2033		825	792
6.125%, 06/15/2033 (A)		323	310
5.750%, 12/31/2032		3,498	3,358
5.750%, 12/31/2032		3,413	3,276
5.750%, 12/31/2032 (A)		403	387
5.750%, 12/31/2032		4,594	4,410
5.375%, 07/23/2024 (A)		1,265	1,234
5.125%, 06/15/2025 (A)	EUR	571	658
5.125%, 06/15/2025		1,450	1,671

			18,684

Jamaica — 0.1%
Digicel Group
7.125%, 04/01/2022 (A)		$236	206
Jamaica Government International Bond
8.000%, 03/15/2039		659	777

			983

Jordan — 0.1%
Jordan Government International Bond
6.125%, 01/29/2026		1,102	1,127
5.750%, 01/31/2027		1,016	1,010

			2,137

Kazakhstan — 1.2%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	770
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023		4,595	4,574
4.625%, 05/24/2023 (A)		349	347

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (A)		$250	$265
KazMunayGas National MTN
6.375%, 04/09/2021 (A)		1,660	1,803
6.375%, 04/09/2021		1,960	2,129
KazMunayGas National JSC (A)
5.750%, 04/19/2047		1,335	1,263
4.750%, 04/19/2027		1,515	1,485
Republic of Kazakhstan
6.375%, 10/06/2020 (A)		400	430
Republic of Kazakhstan MTN
6.500%, 07/21/2045		4,350	5,149

			18,215

Kenya — 0.1%
Kenya Government International Bond
6.875%, 06/24/2024 (A)		534	546
6.875%, 06/24/2024		473	484
5.875%, 06/24/2019 (A)		805	826

			1,856

Malaysia — 3.8%
1MDB Energy
5.990%, 05/11/2022		1,000	1,083
1MDB Global Investments
4.400%, 03/09/2023		9,600	8,904
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	268
4.935%, 09/30/2043		2,200	527
4.392%, 04/15/2026		7,081	1,685
4.378%, 11/29/2019		5,218	1,240
4.254%, 05/31/2035		1,827	412
4.240%, 02/07/2018		9,200	2,156
4.232%, 06/30/2031		9,200	2,095
4.181%, 07/15/2024		4,186	989
4.160%, 07/15/2021		20	5
4.012%, 09/15/2017		23,553	5,497
3.955%, 09/15/2025		9,520	2,206
3.892%, 03/15/2027		1,369	312
3.800%, 08/17/2023		23,695	5,482
3.795%, 09/30/2022		3,500	813
3.759%, 03/15/2019		8,099	1,899
3.659%, 10/15/2020		1,419	331
3.654%, 10/31/2019		7,740	1,812
3.620%, 11/30/2021		7,443	1,728
3.580%, 09/28/2018		1,157	271
3.502%, 05/31/2027		1,050	232
3.492%, 03/31/2020		1,420	330
3.480%, 03/15/2023		2,858	652
3.418%, 08/15/2022		4,289	983
3.314%, 10/31/2017		45,470	10,598
3.260%, 03/01/2018		9,170	2,137

SEI Institutional International Trust / Quarterly Report / June 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Malaysia Government Investment Issue
4.070%, 09/30/2026	MYR	11,606	$2,688

			57,335

Mexico — 10.1%
Alfa
6.875%, 03/25/2044		$1,750	1,908
America Movil
7.125%, 12/09/2024	MXN	18,110	957
6.000%, 06/09/2019		12,420	664
Banco Inbursa Institucion de Banca Multiple
4.375%, 04/11/2027 (A)		$573	573
Banco Mercantil del Norte
7.625%, 10/06/2165 (A)(B)		291	301
Banco Nacional de Comercio Exterior SNC (B)
3.800%, 08/11/2026 (A)		1,852	1,847
3.800%, 08/11/2026		536	535
Cemex (A)
7.750%, 04/16/2026		216	247
6.125%, 05/05/2025		115	124
5.700%, 01/11/2025		208	221
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	2,049
5.750%, 02/14/2042 (A)		$500	511
4.875%, 01/15/2024 (A)		237	250
4.750%, 02/23/2027 (A)		658	677
Elementia
5.500%, 01/15/2025		670	680
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		616	657
Mexican Bonos
8.000%, 11/07/2047	MXN	50,970	3,069
7.750%, 11/23/2034		92,281	5,475
7.750%, 11/13/2042		124,502	7,273
7.500%, 06/03/2027		11,414	664
6.500%, 06/09/2022		114,821	6,307
5.750%, 03/05/2026		90,000	4,642
5.000%, 12/11/2019		127,973	6,813
4.750%, 06/14/2018		10,801	585
Mexican Bonos, Ser M
6.500%, 06/10/2021		184,897	10,176
Mexican Bonos, Ser M10
8.500%, 12/13/2018		139,397	7,877
Mexican Bonos, Ser M20
10.000%, 12/05/2024		272,015	17,905
8.500%, 05/31/2029		40,211	2,522
8.000%, 12/07/2023		11,575	684
7.750%, 05/29/2031		94,497	5,590
Mexican Bonos, Ser M30
10.000%, 11/20/2036		43,198	3,108
8.500%, 11/18/2038		66,465	4,200

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexico Government International Bond
4.350%, 01/15/2047		$1,539	$1,445
4.150%, 03/28/2027		297	308
Petroleos Mexicanos
9.500%, 09/15/2027		169	214
7.470%, 11/12/2026	MXN	99,549	4,905
7.190%, 09/12/2024		101,382	5,068
6.625%, 06/15/2035		$4,931	5,097
6.625%, 06/15/2038		2,088	2,114
6.500%, 03/13/2027 (A)		3,106	3,337
6.500%, 06/02/2041		1,709	1,697
6.375%, 02/04/2021		326	353
6.375%, 01/23/2045		807	787
6.000%, 03/05/2020		335	359
5.625%, 01/23/2046		749	664
5.500%, 01/21/2021		18	19
5.500%, 06/27/2044		589	521
4.878%, 03/11/2022 (A)(B)		1,180	1,273
4.875%, 01/24/2022		271	279
4.875%, 01/18/2024		175	177
4.500%, 01/23/2026		643	625
Petroleos Mexicanos MTN
6.875%, 08/04/2026		4,450	4,931
6.750%, 09/21/2047		902	911
6.375%, 01/23/2045 (A)		806	786
5.625%, 01/23/2046 (A)		800	709
4.875%, 02/21/2028	EUR	3,822	4,539
4.625%, 09/21/2023 (A)		$1,185	1,199
4.250%, 01/15/2025		2,450	2,383
2.750%, 04/21/2027	EUR	350	359
Sixsigma Networks Mexico
8.250%, 11/07/2021 (A)		$465	465
Trust F/1401
6.950%, 01/30/2044		1,920	2,035
United Mexican States
5.750%, 10/12/2110		1,998	2,073
4.600%, 01/23/2046		2,865	2,796
United Mexican States MTN
5.550%, 01/21/2045		476	533
4.750%, 03/08/2044		425	426

			152,478

Mongolia — 0.2%
Mongolia Government International Bond MTN
10.875%, 04/06/2021 (A)		1,205	1,374
8.750%, 03/09/2024		1,451	1,588
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		355	379
9.375%, 05/19/2020		350	374

			3,715

6	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Montenegro — 0.0%
Republic of Montenegro
5.750%, 03/10/2021 (A)	EUR	551	$675

Morocco — 0.5%
Morocco Government International Bond
3.500%, 06/19/2024		3,580	4,438
OCP
6.875%, 04/25/2044	$	1,325	1,493
5.625%, 04/25/2024 (A)		1,900	2,055

			7,986

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025 (A)		371	382

Netherlands — 0.1%
MARB BondCo
7.000%, 03/15/2024 (A)		142	137
Marfrig Holdings Europe
8.000%, 06/08/2023 (A)		470	477
VTR Finance
6.875%, 01/15/2024		400	424

			1,038

Nigeria — 0.5%
Nigeria Government International Bond
7.875%, 02/16/2032		3,884	4,210
7.875%, 02/16/2032 (A)		228	247
6.375%, 07/12/2023		1,825	1,878
Nigeria Treasury Bill
20.285%, 04/05/2018 (D)	NGN	494,646	1,160

			7,495

Oman — 0.3%
Oman Government International Bond
6.500%, 03/08/2047 (A)	$	1,620	1,653
6.500%, 03/08/2047		676	690
5.375%, 03/08/2027		659	674
4.750%, 06/15/2026 (A)		237	233
3.875%, 03/08/2022		862	860

			4,110

Pakistan — 0.1%
Pakistan Government International Bond
8.250%, 09/30/2025		1,000	1,145

Panama — 0.3%
Panama Notas del Tesoro
4.875%, 02/05/2021		562	589
Republic of Panama
9.375%, 01/16/2023		560	712
9.375%, 04/01/2029		630	929
8.125%, 04/28/2034		2,028	2,677

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.300%, 04/29/2053	$	130	$128

			5,035

Paraguay — 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (A)		906	1,003
4.625%, 01/25/2023		300	313
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	209
6.750%, 12/13/2022		200	209

			1,734

Peru — 1.9%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		273	298
Fondo Mivivienda
7.000%, 02/14/2024 (A)	PEN	3,704	1,185
Peru Enhanced Pass-Through Finance (D)
5.151%, 06/02/2025 (A)	$	1,000	835
0.633%, 05/31/2018		27	26
0.632%, 05/31/2018 (A)		73	71
Petroleos del Peru (A)
5.625%, 06/19/2047		366	370
4.750%, 06/19/2032		613	608
Republic of Peru
8.200%, 08/12/2026	PEN	16,008	5,904
6.950%, 08/12/2031		2,068	705
6.950%, 08/12/2031		6,009	2,049
6.900%, 08/12/2037		2,094	706
6.850%, 02/12/2042		613	202
6.550%, 03/14/2037	$	713	937
6.350%, 08/12/2028	PEN	2,895	947
6.350%, 08/12/2028 (A)		7,925	2,594
6.350%, 08/12/2028		2,061	675
5.700%, 08/12/2024		285	91
5.700%, 08/12/2024 (A)		5,999	1,922
3.750%, 03/01/2030	EUR	6,608	8,799

			28,924

Philippines — 0.1%
Republic of Philippines
3.900%, 11/26/2022	PHP	45,000	885

Poland — 3.7%
Republic of Poland
5.250%, 10/25/2020	PLN	20,418	6,033
4.000%, 10/25/2023		20,178	5,788
3.250%, 07/25/2025		31,186	8,480
2.750%, 08/25/2023		5,611	1,927
2.500%, 07/25/2026		26,866	6,845
2.500%, 07/25/2027		24,333	6,105
1.750%, 07/25/2021		36,428	9,550
1.500%, 04/25/2020		12,676	3,362
1.445%, 07/25/2017 (D)		4,630	1,247

SEI Institutional International Trust / Quarterly Report / June 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.413%, 10/25/2018 (D)	PLN	10,800	$2,849
Republic of Poland, Ser 0922
5.750%, 09/23/2022		12,209	3,774

			55,960

Qatar — 0.8%
Ooredoo International Finance MTN
7.875%, 06/10/2019		$665	724
State of Qatar
9.750%, 06/15/2030		2,637	4,143
4.500%, 01/20/2022 (A)		1,730	1,832
3.250%, 06/02/2026 (A)		5,122	4,968

			11,667

Romania — 1.4%
Government of Romania
5.850%, 04/26/2023	RON	16,940	4,869
5.800%, 07/26/2027		20,140	5,782
4.750%, 02/24/2025		24,590	6,621
3.500%, 12/19/2022		8,945	2,299
Government of Romania MTN
3.875%, 10/29/2035	EUR	900	1,073
2.375%, 04/19/2027		1,036	1,179

			21,823

Russia — 6.9%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,116	1,147
Evraz Group
8.250%, 01/28/2021		1,000	1,113
Gazprom OAO Via Gaz Capital
4.250%, 04/06/2024	GBP	1,660	2,223
3.125%, 11/17/2023	EUR	1,890	2,250
GTLK Europe DAC
5.950%, 07/19/2021		$270	284
Republic of Serbia
7.250%, 09/28/2021		4,300	4,967
Ritekro
15.808%, 11/07/2022 (D)(F)		914	486
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	332,923	5,844
7.750%, 09/16/2026		1,062,376	17,943
7.700%, 03/23/2033		24,679	410
7.600%, 04/14/2021		487,263	8,160
7.600%, 07/20/2022		281,338	4,710
7.500%, 03/15/2018		139,947	2,356
7.100%, 10/16/2024		193,616	3,142
7.050%, 01/19/2028		729,914	11,730
7.000%, 01/25/2023		192,545	3,134
7.000%, 08/16/2023		300,364	4,893
6.800%, 12/11/2019		602,520	9,935
6.700%, 05/15/2019		236,124	3,904
6.500%, 12/03/2014 (C)		22,770	368
6.400%, 05/27/2020		18,800	306

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.200%, 01/31/2018	RUB	145,934	$2,438
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$1,800	1,812
4.250%, 06/23/2027		2,000	1,994
Russian Railways Via RZD Capital
7.487%, 03/25/2031	GBP	1,300	2,090
Sberbank of Russia Via SB Capital
5.500%, 02/26/2024 (A)(B)		$2,292	2,331
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		729	754
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		2,423	2,633
6.800%, 11/22/2025		580	642
6.800%, 11/22/2025 (A)		150	166
5.450%, 11/22/2017 (A)		400	405

			104,570

Senegal — 0.2%
Senegal Government International Bond
6.250%, 05/23/2033 (A)		3,366	3,416

Serbia — 0.0%
Republic of Serbia
7.250%, 09/28/2021 (A)		200	231
4.875%, 02/25/2020		200	208

			439

Slovenia — 0.2%
Slovenia Government International Bond
5.250%, 02/18/2024		2,200	2,517

South Africa — 4.7%
Eskom Holdings
7.125%, 02/11/2025		1,750	1,785
7.125%, 02/11/2025 (A)		1,166	1,189
5.750%, 01/26/2021 (A)		214	216
Republic of South Africa
10.500%, 12/21/2026	ZAR	130,404	11,039
8.875%, 02/28/2035		32,020	2,271
8.750%, 01/31/2044		56,396	3,837
8.750%, 02/28/2048		106,575	7,251
8.500%, 01/31/2037		109,633	7,435
8.250%, 03/31/2032		87,495	6,021
8.000%, 01/31/2030		87,465	6,041
7.000%, 02/28/2031		103,711	6,474
6.750%, 03/31/2021		3,663	270
6.500%, 02/28/2041		39,901	2,125
6.250%, 03/31/2036		84,049	4,528
5.875%, 09/16/2025 (E)		$4,687	5,040
4.875%, 04/14/2026		334	335
4.300%, 10/12/2028		3,465	3,237
Stillwater Mining
7.125%, 06/27/2025		636	626

8	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	13,360	$988

			70,708

Sri Lanka — 0.8%
Republic of Sri Lanka
6.850%, 11/03/2025	$	4,639	4,888
6.850%, 11/03/2025 (A)		908	957
6.825%, 07/18/2026 (A)		909	957
6.825%, 07/18/2026		500	527
6.250%, 07/27/2021		853	903
6.200%, 05/11/2027		745	744
5.875%, 07/25/2022 (A)		2,445	2,532

			11,508

Supra-National — 0.3%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	707
7.200%, 07/09/2019	IDR	31,560,000	2,403
Inter-American Development Bank MTN
7.350%, 09/12/2018		20,140,000	1,533

			4,643

Suriname — 0.0%
Republic of Suriname
9.250%, 10/26/2026 (A)	$	497	509

Thailand — 1.7%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	113
4.875%, 06/22/2029		22,000	782
3.875%, 06/13/2019		68,000	2,090
3.850%, 12/12/2025		61,664	2,002
3.650%, 12/17/2021		117,200	3,704
3.650%, 06/20/2031		158,019	4,960
3.625%, 06/16/2023		148,077	4,693
3.400%, 06/17/2036		95,683	2,923
2.875%, 06/17/2046		31,586	841
2.550%, 06/26/2020		40,000	1,208
2.125%, 12/17/2026		42,000	1,189
1.875%, 06/17/2022		57,000	1,666

			26,171

Trinidad & Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)	$	464	454

Tunisia — 0.1%
Banque Centrale de Tunisie
5.625%, 02/17/2024	EUR	700	812

Turkey — 6.6%
Export Credit Bank of Turkey (A)
5.875%, 04/24/2019	$	200	208

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.375%, 10/24/2023	$	1,033	$1,043
5.000%, 09/23/2021		538	546
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	924
Hazine Mustesarligi
5.004%, 04/06/2023		1,221	1,246
KOC Holding
5.250%, 03/15/2023		1,840	1,920
Republic of Turkey
11.875%, 01/15/2030		1,600	2,540
10.700%, 02/17/2021	TRY	19,572	5,589
10.600%, 02/11/2026		19,775	5,719
10.500%, 01/15/2020		3,143	889
10.400%, 03/20/2024		2,250	643
9.500%, 01/12/2022		10,823	2,963
9.400%, 07/08/2020		29,131	8,047
9.200%, 09/22/2021		47,270	12,812
9.000%, 07/24/2024		16,629	4,437
8.800%, 11/14/2018		9,824	2,714
8.500%, 07/10/2019		3,658	997
8.500%, 09/14/2022		16,848	4,415
8.300%, 06/20/2018		4,251	1,177
8.000%, 03/12/2025		2,113	528
7.400%, 02/05/2020		29,231	7,701
7.100%, 03/08/2023		6,560	1,603
7.000%, 03/11/2019	$	784	835
7.000%, 06/05/2020		2,190	2,395
6.875%, 03/17/2036		1,020	1,147
6.750%, 04/03/2018		1,374	1,417
6.750%, 05/30/2040		1,480	1,649
6.250%, 09/26/2022		530	576
6.000%, 03/25/2027		5,214	5,552
6.000%, 01/14/2041		115	118
5.750%, 03/22/2024		333	352
5.125%, 03/25/2022 (E)		2,063	2,141
4.875%, 10/09/2026		310	306
4.250%, 04/14/2026		1,521	1,444
3.000%, 08/02/2023	TRY	5,302	2,152
Republic of Turkey MTN
3.250%, 06/14/2025	EUR	2,536	2,861
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)	$	940	947
TC Ziraat Bankasi MTN (A)
5.125%, 05/03/2022		1,063	1,067
4.750%, 04/29/2021		561	562
Turk Telekomunikasyon
4.875%, 06/19/2024		1,750	1,758
Turkiye Garanti Bankasi
6.125%, 05/24/2027 (A)(B)		1,170	1,158
Turkiye Is Bankasi
6.125%, 04/25/2024		2,080	2,106

SEI Institutional International Trust / Quarterly Report / June 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		$429	$425

			99,629

Ukraine — 2.5%
Government of Ukraine
7.750%, 09/01/2019 (A)		173	179
7.750%, 09/01/2020 (A)		6,068	6,214
7.750%, 09/01/2021 (A)		2,905	2,951
7.750%, 09/01/2022 (A)		9,232	9,278
7.750%, 09/01/2023 (A)		2,403	2,379
7.750%, 09/01/2024		1,350	1,324
7.750%, 09/01/2024 (A)		1,727	1,693
7.750%, 09/01/2025		300	293
7.750%, 09/01/2025 (A)		4,283	4,184
7.750%, 09/01/2026		4,082	3,970
7.750%, 09/01/2026 (A)		1,602	1,558
7.750%, 09/01/2027 (A)		1,021	989
7.750%, 09/01/2027		690	668
3.386%, 05/31/2040 (A)(B)		1,406	546
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		1,711	1,762

			37,988

United Arab Emirates — 0.3%
DP World MTN
6.850%, 07/02/2037		1,800	2,115
MAF Global Securities (B)
7.125%, 10/29/2049		1,040	1,086
5.500%, 12/29/2049		870	878

			4,079

United Kingdom — 0.2%
Tullow Oil
6.250%, 04/15/2022		1,990	1,813
6.000%, 11/01/2020		182	173
Vedanta Resources
6.375%, 07/30/2022 (A)		475	477

			2,463

Uruguay — 0.6%
Republic of Uruguay
9.875%, 06/20/2022 (A)	UYU	29,452	1,071
5.100%, 06/18/2050		$4,489	4,570
5.000%, 09/14/2018	UYU	6,770	564
4.375%, 10/27/2027		$2,738	2,909
4.125%, 11/20/2045		346	318

			9,432

Venezuela — 1.1%
Petroleos de Venezuela
6.000%, 05/16/2024		9,847	3,683
6.000%, 05/16/2024		7,785	2,911
6.000%, 11/15/2026		2,343	867
5.500%, 04/12/2037		1,552	555

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.375%, 04/12/2027	$4,105	$1,478
Republic of Venezuela
13.625%, 08/15/2018	1,356	1,025
13.625%, 08/15/2018	144	100
9.375%, 01/13/2034	3,061	1,385
7.750%, 10/13/2019	5,370	2,725
7.650%, 04/21/2025 (E)	3,131	1,323

		16,052

Zambia — 0.5%
Republic of Zambia
8.970%, 07/30/2027	2,496	2,659
8.500%, 04/14/2024 (A)	2,860	2,982
5.375%, 09/20/2022	1,568	1,468
5.375%, 09/20/2022 (A)	105	98

		7,207

Total Global Bonds (Cost $1,417,044) ($ Thousands)		1,421,026

LOAN PARTICIPATION — 0.1%
Venezuela — 0.1%
Bolivarian Republic of Venezuela
6.250%, 01/10/2018	1,400	1,409

Total Loan Participation (Cost $1,400) ($ Thousands)		1,409

	Shares

COMMON STOCK — 0.0%
Frontera Energy *	17,891	464

Total Common Stock (Cost $2,928) ($ Thousands)		464

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
1.080% **†(G)	5,325,423	5,323

Total Affiliated Partnership (Cost $5,325) ($ Thousands)		5,323

Total Investments – 94.3% (Cost $1,426,697) ($ Thousands) @		$1,428,222

10	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2017, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund	(238)	Sep-2017	$661
Euro-Buxl 30 Year Bond	(42)	Sep-2017	158
JSE Bond Future R186	1,266	Aug-2017	(140)
JSE Bond Future R2032	199	Aug-2017	(26)
JSE Bond Future R2035	283	Aug-2017	(35)
JSE Bond Future R2037	269	Aug-2017	(35)
JSE Bond Future R207	205	Aug-2017	(4)
JSE Bond Future R208	352	Aug-2017	(4)
Long Gilt 10-Year Bond	(21)	Sep-2017	63
U.S. 10-Year Treasury Note	343	Sep-2017	(215)
U.S. 5-Year Treasury Note	(57)	Oct-2017	21
U.S. Ultra Long Treasury Bond	10	Sep-2017	24

			$468

A list of the open forward foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
07/03/17-08/28/17	EUR	3,818	RON	17,468	$14
07/03/17-09/20/17	EUR	4,256	RON	19,320	(18)
07/03/17-09/20/17	USD	21,833	TWD	655,940	(260)
07/03/17-12/20/18	EUR	34,356	CZK	910,170	767
07/03/17-09/20/17	RON	58,217	EUR	12,805	51
07/03/17	TWD	88,100	USD	2,912	16
09/22/17	TWD	89,593	USD	2,945	(2)
07/05/17-08/24/17	EUR	27,290	PLN	115,086	(127)
07/12/17-09/05/17	USD	19,874	BRL	66,856	116
07/05/17-08/11/17	USD	7,851	BRL	25,403	(197)
07/05/17-12/20/17	USD	39,584	CNY	271,220	210
07/05/17-07/05/17	PLN	41,533	EUR	9,857	42
08/08/17	PLN	13,416	EUR	3,165	(2)
07/05/17-12/20/17	USD	103,724	EUR	92,106	1,402
08/11/17-09/20/17	EUR	19,679	USD	22,505	14
07/05/17-09/20/17	EUR	132,304	USD	147,194	(3,866)
07/05/17-09/05/17	BRL	186,280	USD	56,314	420
07/06/17	USD	2,713	CAD	3,637	87
07/06/17-07/06/17	CAD	3,637	USD	2,719	(81)
07/06/17-09/20/17	USD	25,057	CLP	16,817,075	209
07/06/17-08/14/17	USD	17,185	CLP	11,353,602	(111)
07/06/17-07/06/17	CLP	6,704,192	USD	10,199	113
08/14/17	CLP	194,468	USD	292	–
07/21/17-08/30/17	IDR	42,368,066	USD	3,169	2
07/06/17-07/21/17	IDR	233,821,892	USD	17,483	(37)
07/07/17-08/10/17	PEN	14,434	USD	4,398	(38)
07/10/17-10/20/17	USD	9,187	MYR	40,622	244
07/17/17-09/20/17	USD	10,714	MYR	45,925	(59)
07/10/17-10/20/17	MYR	24,629	USD	5,703	(18)
07/11/17-09/20/17	PLN	21,314	USD	5,635	(113)
07/11/17-09/20/17	USD	28,491	MXN	543,647	1,401
08/10/17	USD	4,042	MXN	73,186	(22)
07/11/17-09/20/17	USD	33,305	PLN	125,568	559
08/10/17-08/10/17	MXN	199,987	USD	11,006	21

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
07/11/17-09/20/17	MXN	760,738	USD	40,976	$(781)
07/13/17	USD	1,876	INR	122,309	14
07/12/17-09/20/17	USD	20,883	INR	1,352,678	(61)
07/13/17-09/20/17	USD	11,978	IDR	161,991,391	133
07/21/17-08/30/17	USD	3,716	IDR	49,617,246	(6)
07/13/17-09/20/17	ZAR	222,943	USD	17,066	195
08/04/17	INR	203,040	USD	3,136	6
07/13/17	INR	122,309	USD	1,879	(11)
07/14/17-09/14/17	USD	9,158	RUB	578,345	561
07/14/17-09/20/17	USD	12,929	RUB	768,254	(153)
08/30/17-09/20/17	USD	17,306	THB	590,062	72
07/14/17-09/20/17	USD	9,976	THB	338,541	(9)
07/14/17-09/20/17	RUB	2,924,862	USD	50,191	1,173
07/19/17	RUB	226,529	USD	3,659	(152)
07/19/17-09/20/17	COP	138,829,819	USD	46,574	1,429
07/25/17-09/20/17	USD	25,512	TRY	93,596	696
07/25/17	USD	1,050	TRY	3,694	(8)
07/25/17-07/25/17	TRY	38,880	USD	10,813	(162)
07/25/17	PHP	140,000	USD	2,791	23
07/31/17	PHP	138,438	USD	2,735	–
08/02/17-09/20/17	USD	9,206	ARS	154,391	(152)
08/02/17-09/27/18	CZK	93,000	EUR	3,530	(49)
08/07/17-12/19/18	USD	10,524	CZK	245,516	345
08/08/17-09/20/17	USD	26,032	COP	77,348,703	(900)
08/15/17-09/20/17	SGD	37,512	USD	27,090	(196)
08/16/17-08/16/17	EUR	8,318	HUF	2,582,294	46
09/08/17-09/15/17	EUR	7,940	HUF	2,441,155	(47)
08/16/17	HUF	1,006,063	EUR	3,264	9
08/30/17	THB	12,800	USD	377	–
08/30/17-09/20/17	THB	206,307	USD	6,069	(6)
09/06/17-09/20/17	USD	11,001	ZAR	143,345	(191)
09/20/17	USD	124	SGD	172	1
09/20/17	GBP	3,250	USD	4,206	(25)
09/20/17-09/20/17	USD	4,198	RON	17,091	92
09/20/17-09/20/17	USD	6,061	PHP	301,910	(119)
09/20/17	USD	8,529	PEN	28,141	74
09/20/17	RON	13,960	USD	3,277	(227)
09/20/17-09/20/17	ILS	20,740	USD	5,915	(48)
09/20/17	HUF	375,860	USD	1,376	(16)
09/20/17	KRW	717,869	USD	639	11
03/21/18-04/18/18	USD	8,757	EGP	170,980	87
10/18/17-01/17/18	USD	4,657	EGP	79,907	(411)
10/26/17	USD	1,611	UYU	47,170	10
11/07/17	USD	330	UYU	9,616	–
10/31/17-11/14/17	USD	9,098	CNH	64,295	302
10/31/17-11/14/17	CNH	62,086	USD	8,943	(135)
11/14/17-12/20/17	CNY	139,374	USD	19,714	(626)

					$1,525

SEI Institutional International Trust / Quarterly Report / June 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(17,811)	$17,261	$(550)
Citigroup	(414,329)	416,465	2,136

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	$(270,615)	$272,420	$1,805
HSBC	(22,416)	22,394	(22)
JPMorgan Chase Bank	(381,376)	381,558	182
Standard Bank	(120,515)	118,489	(2,026)

			$1,525

A list of open OTC swap agreements held by the Fund at June 30, 2017, are as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	3-Month KLIBOR	3.87%	04/28/22	MYR	21,000	$34
Goldman Sachs	6-Month CZK - PRIBOR	1.18%	06/30/27	CZK	65,000	340
Goldman Sachs	4.07%	6-Month HUF - BUBOR	04/11/27	HUF	2,000,000	158
Goldman Sachs	6-Month PLN - WIBOR	2.87%	12/16/26	PLN	13,000	52
Goldman Sachs	28-Day MXN - TIIE	6.38%	09/16/26	MXN	26,000	(72)
Goldman Sachs	28-Day MXN - TIIE	6.17%	03/05/26	MXN	47,200	(159)
Goldman Sachs	28-Day MXN - TIIE	6.21%	12/08/25	MXN	16,624	(51)
Goldman Sachs	28-Day MXN - TIIE	6.36%	05/21/25	MXN	23,145	(53)
Goldman Sachs	1-Year BRL - CDI	10.89%	01/03/23	BRL	5,012	36
Goldman Sachs	1-Day BRL - CETIP	11.99%	01/02/23	BRL	3,000	83
Goldman Sachs	28-Day MXN - TIIE	5.90%	09/12/22	MXN	75,956	(164)
Goldman Sachs	6-Month CZK - PRIBOR	0.8725%	03/09/22	CZK	25,000	2
Goldman Sachs	6-Month HUF - BUBOR	1.27%	01/10/22	HUF	1,537,322	(99)
Goldman Sachs	1.39%	3-Month KRW - KWCDC	11/04/21	KRW	14,000,000	177
Goldman Sachs	0.33%	6-Month CZK - PRIBOR	09/01/21	CZK	40,000	41
Goldman Sachs	0.38%	6-Month CZK - PRIBOR	08/02/21	CZK	30,000	26
Goldman Sachs	0.45%	6-Month CZK - PRIBOR	05/24/21	CZK	30,000	22
Goldman Sachs	28-Day MXN - TIIE	5.37%	03/17/21	MXN	46,500	(117)
Goldman Sachs	1-Day BRL - CDI	12.73%	01/04/21	BRL	10,608	356
Goldman Sachs	0.59%	6-Month CZK - PRIBOR	03/13/20	CZK	25,000	5
Goldman Sachs	9.73%	1-Day BRL - BROIS (CETIP)	01/02/20	BRL	4,194	5
Goldman Sachs	3-Month HUF - BUBOR	0.65%	04/11/19	HUF	8,300,000	(73)
Goldman Sachs	1-Day BRL - CETIP	13.39%	01/02/19	BRL	14,395	331
Goldman Sachs	1-Day BRL - CETIP	13.42%	01/02/19	BRL	19,336	448
Goldman Sachs	3-Month KRW - KWCDC	1.32%	11/04/18	KRW	37,500,000	(96)
Goldman Sachs	1-Year BRL - CDI	11.81%	01/02/18	BRL	9,833	52
Goldman Sachs	1-Year BRL - CDI	11.98%	01/02/18	BRL	3,338	18
Goldman Sachs	1-Day BRL - CETIP	12.86%	01/02/18	BRL	35,816	237
JPMorgan Chase Bank	4.06%	1-Day CLP - CLOIS	06/02/27	CLP	937,139	26
JPMorgan Chase Bank	2.458%	6-Month HUF - BUBOR	05/16/27	HUF	1,000,000	66
JPMorgan Chase Bank	28-Day MXN - TIIE	6.13%	06/18/26	MXN	40,000	(144)
JPMorgan Chase Bank	0.8025%	3-Month ILS - TELBOR	06/28/22	ILS	21,253	(13)
JPMorgan Chase Bank	6-Month CZK - PRIBOR	0.955%	05/17/22	CZK	28,773	0
JPMorgan Chase Bank	3.43%	1-Day CLP - CLOIS	05/10/22	CLP	420,527	9
JPMorgan Chase Bank	3.88%	3-Month MYR KLIBOR	05/02/22	MYR	5,550	9
JPMorgan Chase Bank	3.55%	1-Day CLP - CLOIS	04/04/22	CLP	2,299,234	64
JPMorgan Chase Bank	0.73%	6-Month CZK - PRIBOR	02/10/22	CZK	20,000	8
JPMorgan Chase Bank	6-Month PLN - WIBOR	2.43%	12/14/21	PZL	11,000	55
JPMorgan Chase Bank	6-Month PLN - WIBOR	2.42%	12/12/21	PZL	3,300	16
JPMorgan Chase Bank	0.36%	6-Month CZK - PRIBOR	09/29/21	CZK	20,000	20
JPMorgan Chase Bank	1.38%	6-Month HUF - BUBOR	06/17/21	HUF	654,998	(54)
JPMorgan Chase Bank	10.23%	1-Day BRL - BROIS (CETIP)	01/04/21	BRL	170	0
JPMorgan Chase Bank	10.04%	1-Day BRL - BROIS (CETIP)	01/04/21	BRL	3,557	(1)
JPMorgan Chase Bank	6-Month HUF - BUBOR	0.6925%	04/20/20	HUF	1,750,000	(33)
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/20	CZK	250,000	59
JPMorgan Chase Bank	1-Day BRL - CETIP	11.46%	01/02/20	BRL	3,649	50
JPMorgan Chase Bank	9.605%	1-Day BRL - BROIS	01/02/20	BRL	3,480	63
JPMorgan Chase Bank	9.065%	1-Day BRL - BROIS (CETIP)	01/02/20	BRL	5,738	103
JPMorgan Chase Bank	0.85%	6-Month HUF - BUBOR	10/10/19	HUF	3,000,000	(162)
JPMorgan Chase Bank	6-Month CZK - PRIBOR	0.6439%	05/15/19	CZK	352,211	1
JPMorgan Chase Bank	6.96%	1-Day COP - Columbia IBR Overnight Interbank	11/17/17	COP	28,888,912	62
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	07/17/17	HUF	5,732,291	(366)

						$1,377

12	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	Cmbx.Na.Bbb-.6	SELL	1.00	06/20/26	1,200	$29

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Goldman Sachs	6.88%	3 Month USD LIBOR	05/29/19	RUB	16,204	$655
JPMorgan Chase Bank	11.54%	3 Month USD LIBOR	07/25/18	TRY	65,000	92

						$747

A list of open centrally cleared swap agreements held by the Fund at June 30, 2017, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	6-Month PLN WIBOR (LCH)	2.76%	07/03/27	PLN	1,700	$2
Goldman Sachs	7.51%	28-Day MXIBOR (TIIE)	04/20/27	MXN	8,110	11
Goldman Sachs	28-Day MXN - TIIE	7.92%	01/22/27	MXN	41,115	125
Goldman Sachs	7.605%	28-Day MXIBOR (TIIE)	03/07/24	MXN	53,000	106
Goldman Sachs	6.745%	28-Day MXIBOR (TIIE)	06/23/22	MXN	26,758	(3)
Goldman Sachs	6-Month PLN - WIBOR	2.51%	01/10/22	PLN	22,509	54
Goldman Sachs	7.10%	28-Day MXIBOR (TIIE)	04/16/20	MXN	300,000	172
JPMorgan Chase Bank	1-Month MXN MXIBOR	7.72%	12/03/26	MXN	8,000	18
JPMorgan Chase Bank	28-Day MXN - TIIE	7.58%	01/28/22	MXN	67,966	122

						$607

Percentages are based on Net Assets of $1,514,093 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2017.

†	Investment in Affiliated Security (see Note 5).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $182,989 ($ Thousands), representing 12.1% of the Net Assets of the Fund.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2017.

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2017. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Certain securities or partial positions of certain securities are on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $5,221 ($ Thousands).

(F)	Securities considered illiquid. The total value of such securities as of June 30, 2017 was $486 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2017 was $5,323 ($ Thousands).

@ At June 30, 2017, the tax basis cost of the Fund’s investments was $1,426,697 ($ Thousands), and the unrealized appreciation and depreciation were $58,859 ($ Thousands) and $(57,334)

($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

BROIS — BRL CETIP

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CDI — Average One-Day Interbank Deposit Rate

CETIP — Central of Custody and Financial Settlement of Securities

CLOIS — CLP Sinacofi Chile Interbank Rate Average

CLP — Chilean Peso

CNH — Chinese Offshore Spot

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IBR — Interbank Rate

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JSC — Joint Stock Company

KRW — Korean Won

KWCDC — KRW Certificate Deposit Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXIBOR — Mexican Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEN — Peruvian Inti

PHP— Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

SEI Institutional International Trust / Quarterly Report / June 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Continued)

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TIIE — Equilibrium Interbank Offered Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a summary of the transactions with affiliates for the period ended June 30, 2017 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Value 6/30/2017	Dividend Income
SEI Liquidity Fund, L.P.	$ 36,124	$ 91,326		$(122,125)	$ —		$(2)	$ 5,323	$ 105

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$–	$1,420,540	$486	$1,421,026
Loan Participation	–	1,409	–	1,409
Common Stock	464	–	–	464
Affiliated Partnership	–	5,323	–	5,323

Total Investments in Securities	$464	$1,427,272	$486	$1,428,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$927	$–	$–	$927
Unrealized Depreciation	(459)	–	–	(459)
Forwards Contracts *
Unrealized Appreciation	–	10,967	–	10,967
Unrealized Depreciation	–	(9,442)	–	(9,442)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	–	29	–	29
Interest Rate Swaps *
Unrealized Appreciation	–	3,034	–	3,034
Unrealized Depreciation	–	(1,657)	–	(1,657)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Cross Currency Swaps *
Unrealized Appreciation	$–	$747	$–	$747
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	610	–	610
Unrealized Depreciation	–	(3)	–	(3)

Total Other Financial Instruments	$468	$4,285	$–	$4,753

(1) Of the $486 ($ Thousands) in Level 3 securities as of June 30, 2017, $486 ($ Thousands) or 0.03% as a percent of net assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of June 30, 2017, the Emerging Markets Debt Fund is the seller (“providing protection”) on a total notional amount of $1.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total

Fair value of written credit derivatives	$(75,182)	$-	$-	$-	$(75,182)
Maximum potential amount of future payments	1,200,000	-	-	-	1,200,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	$-	$-	$-	$1,200,000	$-	$1,200,000
> than 400	-	-	-	-	-	-
Total	$-	$-	$-	$1,200,000	$-	$1,200,000

14	SEI Institutional International Trust / Quarterly Report / June 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2017

Emerging Markets Debt Fund (Concluded)

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional International Trust / Quarterly Report / June 30, 2017	15

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 29, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: August 29, 2017